UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc.
              Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Small Cap Index Fund
Schedule of Investments as of September 30, 2006

                                     Beneficial
                                       Interest      Mutual Funds                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                                    $58,922,218      Master Small Cap Index Series                                 $ 123,213,315
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $94,360,325) - 100.0%                 123,213,315

                                                     Liabilities in Excess of Other Assets - (0.0%)                      (71,585)
                                                                                                                   -------------
                                                     Net Assets - 100.0%                                           $ 123,141,730
                                                                                                                   =============

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%              14,100      24/7 Real Media, Inc. (a)                                     $     120,414
                                         10,835      Advo, Inc.                                                          303,163
                                         25,400      aQuantive, Inc. (a)                                                 599,948
                                         14,600      Catalina Marketing Corp.                                            401,500
                                          9,500      inVentiv Health, Inc. (a)                                           304,285
                                          6,500      Marchex, Inc. Class B (a)(g)                                         99,710
                                         14,200      Valassis Communications, Inc. (a)                                   250,630
                                         31,880      ValueClick, Inc. (a)                                                591,055
                                                                                                                   -------------
                                                                                                                       2,670,705
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                          4,600      Argon ST, Inc. (a)                                                  110,262
                                         15,268      Curtiss-Wright Corp.                                                463,384
                                          7,926      Heico Corp.                                                         271,862
                                          5,500      K&F Industries Holdings, Inc. (a)                                   103,290
                                          5,400      Ladish Co., Inc. (a)                                                155,952
                                          3,200      MTC Technologies, Inc. (a)                                           76,928
                                         11,613      Moog, Inc. Class A (a)                                              402,507
                                         16,535      Orbital Sciences Corp. (a)                                          310,362
                                         10,934      Teledyne Technologies, Inc. (a)                                     432,986
                                          2,200      TransDigm Group, Inc. (a)                                            53,724
                                          2,500      United Industrial Corp.                                             133,750
                                                                                                                   -------------
                                                                                                                       2,515,007
--------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                    1,200      Alico, Inc.                                                          70,212
Ranching - 0.2%                           3,600      The Andersons, Inc.                                                 122,940
                                         10,628      Delta & Pine Land Co.                                               430,434
                                         18,800      Gold Kist, Inc. (a)                                                 391,792
                                                                                                                   -------------
                                                                                                                       1,015,378
--------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                     10,968      AAR Corp. (a)                                                       261,477
                                         17,300      ABX Air, Inc. (a)                                                    97,226
                                         28,820      AirTran Holdings, Inc. (a)                                          285,894
                                         12,599      Alaska Air Group, Inc. (a)                                          479,266
                                          7,500      Atlas Air Worldwide Holdings, Inc. (a)                              326,400
                                          7,385      Bristow Group, Inc. (a)                                             254,044
                                          9,995      EGL, Inc. (a)                                                       364,218
                                         13,000      ExpressJet Holdings, Inc. (a)                                        85,930
                                         15,455      Frontier Airlines Holdings, Inc. (a)(g)                             127,504
                                         55,000      JetBlue Airways Corp. (a)(g)                                        509,850
                                            100      MAIR Holdings, Inc. (a)                                                 571
                                         11,456      Mesa Air Group, Inc. (a)                                             88,899
                                          3,700      PHI, Inc. (a)                                                       112,739
                                          9,300      Republic Airways Holdings, Inc. (a)                                 144,336
                                         21,600      Skywest, Inc.                                                       529,632
                                                                                                                   -------------
                                                                                                                       3,667,986
--------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                           9,900      Aleris International, Inc. (a)                                      500,346
                                          8,302      Century Aluminum Co. (a)                                            279,362
                                                                                                                   -------------
                                                                                                                         779,708
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After                         6,843      Aftermarket Technology Corp. (a)                              $     121,532
Market - 0.1%                             5,550      Commercial Vehicle Group, Inc. (a)                                  106,893
                                          6,200      Keystone Automotive Industries, Inc. (a)                            235,724
                                          8,399      Superior Industries International, Inc. (g)                         141,019
                                                                                                                   -------------
                                                                                                                         605,168
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                     16,400      American Axle & Manufacturing Holdings, Inc.                        273,716
Equipment - 0.4%                         22,300      ArvinMeritor, Inc.                                                  317,552
                                          4,700      Fuel Systems Solutions, Inc. (a)                                     59,784
                                         21,400      Lear Corp.                                                          442,980
                                          3,600      Noble International Ltd.                                             45,036
                                         13,700      Quantum Fuel Systems Technologies                                    27,126
                                                     Worldwide, Inc. (a)(g)
                                          2,173      Sauer-Danfoss, Inc.                                                  52,109
                                         14,300      Tenneco, Inc. (a)                                                   334,477
                                         42,600      Visteon Corp. (a)                                                   347,190
                                                                                                                   -------------
                                                                                                                       1,899,970
--------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%               4,500      Accuride Corp. (a)                                                   49,545
                                          2,000      Miller Industries, Inc. (a)                                          36,540
                                         11,594      Modine Manufacturing Co.                                            282,082
                                         19,700      Navistar International Corp. (a)                                    508,654
                                          9,845      Wabash National Corp.                                               134,778
                                                                                                                   -------------
                                                                                                                       1,011,599
--------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%              10,900      Signature Bank (a)                                                  337,137
--------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York                   3,784      1st Source Corp.                                                    111,704
City - 7.4%                               5,521      Alabama National Bancorp.                                           376,808
                                          8,218      Amcore Financial, Inc.                                              248,923
                                          5,550      AmericanWest Bancorp                                                117,938
                                          3,900      Ameris Bancorp                                                      106,119
                                          2,682      Arrow Financial Corp.                                                68,019
                                          2,190      Bancfirst Corp.                                                     102,317
                                          1,300      BancTrust Financial Group, Inc.                                      36,257
                                          2,715      The Bancorp, Inc. (a)                                                69,205
                                          4,982      Bank of Granite Corp.                                                87,343
                                          3,500      Bank of the Ozarks, Inc.                                            118,545
                                          7,400      BankFinancial Corp.                                                 129,426
                                          3,113      Banner Corp.                                                        127,758
                                         13,233      Boston Private Financial Holdings, Inc.                             368,936
                                         18,150      CVB Financial Corp.                                                 268,076
                                          5,129      Cadence Financial Corp.                                             103,965
                                          1,500      Camden National Corp.                                                60,300
                                          3,021      Capital City Bank Group, Inc.                                        93,953
                                          2,900      Capital Corp. of the West                                            89,958
                                          3,400      Capitol Bancorp Ltd.                                                151,300
                                          7,700      Cardinal Financial Corp.                                             84,392
                                          6,100      Cascade Bancorp                                                     228,506
                                         18,244      Cathay General Bancorp                                              658,608
                                         18,200      Centennial Bank Holdings, Inc. (a)                                  176,176
                                          5,700      Center Financial Corp.                                              135,546
                                            900      Centerstate Banks of Florida, Inc.                                   18,090
                                         11,148      Central Pacific Financial Corp.                                     407,794
                                          7,748      Chemical Financial Corp.                                            229,961
                                         14,582      Chittenden Corp.                                                    418,358

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         15,600      Citizens Banking Corp.                                        $     409,656
                                          6,093      City Holding Co.                                                    242,928
                                          2,199      CityBank                                                            103,287
                                          1,700      Clifton Savings Bancorp, Inc.                                        19,074
                                          4,526      CoBiz, Inc.                                                         103,464
                                          1,700      Columbia Bancorp                                                     41,803
                                          6,341      Columbia Banking System, Inc.                                       202,975
                                          2,100      Community Bancorp (a)                                                64,071
                                          2,600      Community Bancorp Inc.                                              106,288
                                         11,800      Community Bank System, Inc.                                         261,488
                                          7,299      Community Banks, Inc.                                               195,613
                                          4,723      Community Trust Bancorp, Inc.                                       177,821
                                         12,104      Corus Bankshares, Inc. (g)                                          270,645
                                         30,000      Doral Financial Corp.                                               197,700
                                          1,100      Enterprise Financial Services Corp.                                  33,946
                                          1,800      FNB Corp.                                                            64,818
                                          1,685      Farmers Capital Bank Corp.                                           57,054
                                         22,200      First BanCorp                                                       245,532
                                          2,836      First Bancorp                                                        57,798
                                          3,814      First Busey Corp.                                                    86,616
                                         11,923      First Charter Corp.                                                 286,867
                                         22,340      First Commonwealth Financial Corp.                                  291,090
                                          7,100      First Community Bancorp, Inc.                                       397,245
                                          2,994      First Community Bancshares, Inc.                                     99,910
                                         10,787      First Financial Bancorp                                             171,621
                                          5,853      First Financial Bankshares, Inc.                                    223,292
                                          4,244      First Financial Corp.                                               135,426
                                          5,846      First Merchants Corp.                                               138,258
                                         17,700      First Midwest Bancorp, Inc.                                         670,653
                                          2,600      First Regional Bancorp (a)                                           88,582
                                          1,200      First South Bancorp, Inc. (g)                                        36,708
                                          7,600      First State Bancorp.                                                197,372
                                         24,600      FirstMerit Corp.                                                    569,982
                                          2,700      Flag Financial Corp.                                                 67,608
                                          9,800      Franklin Bank Corp. (a)                                             194,824
                                         14,867      Frontier Financial Corp.                                            385,637
                                          2,200      GB&T Bancshares, Inc.                                                46,310
                                          9,643      Glacier Bancorp, Inc.                                               329,501
                                         18,100      Greater Bay Bancorp                                                 510,601
                                          2,800      Greene County Bancshares, Inc.                                      102,368
                                          9,754      Hancock Holding Co.                                                 522,327
                                         15,604      Hanmi Financial Corp.                                               305,838
                                          9,136      Harleysville National Corp.                                         183,634
                                          3,100      Heartland Financial USA, Inc.                                        79,608
                                          3,900      Heritage Commerce Corp.                                              90,246
                                             18      Huntington Bancshares, Inc.                                             431
                                          4,745      Independent Bank Corp./MA                                           154,307
                                          9,245      Independent Bank Corp./MI                                           224,469
                                          5,874      Integra Bank Corp.                                                  148,495
                                          4,600      Interchange Financial Services Corp.                                104,052

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         15,100      International Bancshares Corp.                                $     448,168
                                          2,500      Intervest Bancshares Corp. (a)                                      108,900
                                         16,200      Investors Bancorp, Inc. (a)                                         244,458
                                          6,648      Irwin Financial Corp.                                               130,035
                                          4,196      Lakeland Bancorp, Inc.                                               59,919
                                          3,800      Lakeland Financial Corp.                                             89,338
                                          7,883      MB Financial, Inc.                                                  290,646
                                          3,277      MBT Financial Corp.                                                  48,631
                                          4,531      Macatawa Bank Corp.                                                 103,715
                                          5,066      MainSource Financial Group, Inc.                                     85,970
                                          3,630      Mercantile Bank Corp.                                               143,567
                                              1      Mercantile Bankshares Corp.                                              36
                                            300      MetroCorp Bancshares, Inc.                                            6,807
                                          7,050      Mid-State Bancshares                                                192,888
                                          5,980      Midwest Banc Holdings, Inc.                                         146,032
                                         10,213      NBT Bancorp, Inc.                                                   237,554
                                          9,100      Nara Bancorp, Inc.                                                  166,439
                                         14,190      National Penn Bancshares, Inc.                                      278,408
                                          1,155      Northern Empire Bancshares (a)                                       32,363
                                         21,295      Old National Bancorp                                                406,735
                                          5,776      Old Second Bancorp, Inc.                                            173,049
                                          2,741      Omega Financial Corp.                                                82,422
                                          6,618      Oriental Financial Group                                             78,887
                                         15,662      Pacific Capital Bancorp                                             422,404
                                          3,815      Park National Corp.                                                 381,843
                                          3,310      Peoples Bancorp, Inc.                                                96,751
                                          4,100      Pinnacle Financial Partners, Inc. (a)                               146,780
                                          6,600      Piper Jaffray Cos. (a)                                              400,092
                                          5,650      Placer Sierra Bancshares                                            125,487
                                          2,100      Preferred Bank                                                      125,937
                                          2,480      Premierwest Bancorp                                                  39,606
                                          6,796      PrivateBancorp, Inc.                                                310,713
                                          9,700      Prosperity Bancshares, Inc.                                         330,188
                                         12,024      Provident Bankshares Corp.                                          445,489
                                          8,811      R-G Financial Corp. Class B                                          65,642
                                          3,498      Renasant Corp.                                                       98,189
                                         27,959      Republic Bancorp, Inc.                                              372,693
                                          2,433      Republic Bancorp, Inc. Class A                                       51,458
                                          1,270      Royal Bancshares of Pennsylvania Class A                             34,404
                                          8,263      S&T Bancorp, Inc.                                                   268,548
                                          2,346      SCBT Financial Corp.                                                 87,740
                                         10,900      SVB Financial Group (a)                                             486,576
                                          2,730      SY Bancorp, Inc.                                                     80,999
                                          4,614      Sandy Spring Bancorp, Inc.                                          163,151
                                          1,403      Santander BanCorp                                                    26,503
                                          4,258      Seacoast Banking Corp. of Florida                                   128,592
                                          2,800      Security Bank Corp.                                                  63,308
                                          1,300      Shore Bancshares, Inc.                                               37,050
                                            300      Sierra Bancorp                                                        9,375

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,100      Simmons First National Corp. Class A                          $     118,941
                                          1,000      Smithtown Bancorp, Inc.                                              26,990
                                          5,123      Southside Bancshares, Inc.                                          136,733
                                          6,200      Southwest Bancorp, Inc.                                             160,084
                                          2,400      State National Bancshares, Inc.                                      91,176
                                         17,276      Sterling Bancshares, Inc.                                           349,839
                                          8,102      Sterling Financial Corp.                                            178,163
                                          3,300      Suffolk Bancorp                                                     105,336
                                          1,500      Summit Bancshares, Inc.                                              42,180
                                          4,829      Sun Bancorp, Inc. (a)                                                90,930
                                          1,700      Superior Bancorp (a)                                                 19,550
                                         16,416      Susquehanna Bancshares, Inc.                                        401,207
                                            900      Taylor Capital Group, Inc.                                           26,595
                                          9,761      Texas Capital Bancshares, Inc. (a)                                  182,726
                                         14,513      Texas Regional Bancshares, Inc. Class A                             558,025
                                          2,540      Tompkins Trustco, Inc.                                              115,443
                                          3,600      Trico Bancshares                                                     89,100
                                         23,761      TrustCo Bank Corp. NY                                               257,569
                                         15,527      Trustmark Corp.                                                     488,013
                                         33,900      UCBH Holdings, Inc.                                                 591,894
                                          9,652      UMB Financial Corp.                                                 352,973
                                          3,496      USB Holding Co., Inc.                                                77,122
                                         20,180      Umpqua Holdings Corp.                                               577,148
                                          2,800      Union Bankshares Corp.                                              124,096
                                         12,900      United Bankshares, Inc.                                             480,138
                                         10,200      United Community Banks, Inc.                                        306,510
                                            500      United Security Bancshares                                           11,270
                                          2,650      Univest Corp. of Pennsylvania                                        76,558
                                          4,500      Vineyard National Bancorp                                           116,820
                                          6,868      Virginia Commerce Bancorp (a)                                       152,469
                                          3,300      Virginia Financial Group, Inc.                                       90,618
                                          3,600      Washington Trust Bancorp, Inc.                                       95,436
                                          6,963      WesBanco, Inc.                                                      203,459
                                          5,554      West Bancorp., Inc.                                                  95,029
                                          4,900      West Coast Bancorp                                                  149,646
                                         11,283      Westamerica Bancorp.                                                569,904
                                          3,200      Western Alliance Bancorp (a)                                        105,280
                                          7,300      Wilshire Bancorp, Inc.                                              138,992
                                          8,900      Wintrust Financial Corp.                                            446,335
                                          3,100      Yardville National Bancorp                                          110,546
                                                                                                                   -------------
                                                                                                                      31,559,448
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers                         4,500      Boston Beer Co., Inc. Class A (a)                                   147,825
(Wineries) - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft                            1,187      Coca-Cola Bottling Co. Consolidated                                  73,570
Drinks - 0.1%                             1,610      Farmer Bros. Co.                                                     33,069
                                            800      Green Mountain Coffee Roasters, Inc. (a)                             29,440
                                          9,800      Jones Soda Co. (a)                                                   87,710
                                          2,590      National Beverage Corp.                                              30,847
                                          5,900      Peet's Coffee & Tea, Inc. (a)                                       147,559
                                                                                                                   -------------
                                                                                                                         402,195
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                 11,700      ADVENTRX Pharmaceuticals, Inc. (a)                            $      32,058
Production - 2.6%                        11,700      AVI BioPharma, Inc. (a)                                              42,471
                                          7,700      Acadia Pharmaceuticals, Inc. (a)                                     66,528
                                          3,300      Advanced Magnetics, Inc. (a)                                        112,530
                                          8,087      Albany Molecular Research, Inc. (a)                                  75,694
                                          9,680      Alexion Pharmaceuticals, Inc. (a)                                   328,926
                                          9,700      Alnylam Pharmaceuticals, Inc. (a)(g)                                139,777
                                          1,000      Altus Pharmaceuticals, Inc. (a)                                      15,970
                                         11,300      American Oriental Bioengineering, Inc. (a)(g)                        68,704
                                         23,900      Applera Corp. - Celera Genomics Group (a)                           332,688
                                         14,200      Arena Pharmaceuticals, Inc. (a)                                     170,116
                                         19,719      Ariad Pharmaceuticals, Inc. (a)                                      85,975
                                         15,900      Array Biopharma, Inc. (a)                                           135,468
                                          9,620      Arthrocare Corp. (a)                                                450,793
                                         16,800      Bioenvision, Inc. (a)                                                92,568
                                         19,524      Cell Genesys, Inc. (a)(g)                                            89,225
                                          3,900      Coley Pharmaceutical Group, Inc. (a)                                 44,538
                                          5,900      Combinatorx, Inc. (a)                                                36,757
                                          3,600      Cotherix, Inc. (a)                                                   25,416
                                         19,067      Cubist Pharmaceuticals, Inc. (a)                                    414,517
                                         11,600      Cypress Bioscience, Inc. (a)                                         84,564
                                          5,200      Cytokinetics, Inc. (a)                                               33,436
                                         18,500      deCODE genetics, Inc. (a)                                           101,750
                                          6,524      Digene Corp. (a)                                                    281,511
                                          7,778      Diversa Corp. (a)                                                    62,380
                                         16,196      Encysive Pharmaceuticals, Inc. (a)(g)                                69,643
                                         11,100      Enzon Pharmaceuticals, Inc. (a)                                      91,575
                                         26,418      Exelixis, Inc. (a)                                                  230,101
                                          8,300      Genitope Corp. (a)                                                   24,236
                                          3,900      Genomic Health, Inc. (a)                                             56,394
                                         32,400      Genta, Inc. (a)                                                      25,272
                                         20,929      Geron Corp. (a)(g)                                                  131,225
                                          7,400      Hana Biosciences, Inc. (a)                                           50,764
                                         41,100      Human Genome Sciences, Inc. (a)                                     474,294
                                         23,000      ICOS Corp. (a)                                                      576,380
                                          5,700      Idenix Pharmaceuticals Inc. (a)(g)                                   55,290
                                         30,524      Incyte Corp. (a)                                                    129,117
                                          7,000      Integra LifeSciences Holdings Corp. (a)                             262,360
                                         10,414      InterMune, Inc. (a)(g)                                              170,998
                                          4,700      Kendle International, Inc. (a)                                      150,494
                                          4,900      Kensey Nash Corp. (a)                                               143,423
                                         13,000      Keryx Biopharmaceuticals, Inc. (a)                                  153,790
                                         19,605      Lexicon Genetics, Inc. (a)                                           73,911
                                          7,050      MannKind Corp. (a)(g)                                               133,950
                                         11,400      Martek Biosciences Corp. (a)(g)                                     245,214
                                          6,301      Maxygen, Inc. (a)                                                    52,361
                                          4,200      Metabasis Therapeutics, Inc. (a)                                     23,604
                                          5,500      Momenta Pharmaceuticals, Inc. (a)                                    74,360
                                         55,400      Monogram Biosciences, Inc. (a)                                       84,762
                                         13,500      Myogen, Inc. (a)                                                    473,580
                                         12,300      Myriad Genetics, Inc. (a)                                           303,195

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         20,823      NPS Pharmaceuticals, Inc. (a)                                 $      79,336
                                         19,054      Nabi Biopharmaceuticals (a)                                         110,132
                                          9,000      Nastech Pharmaceutical Co., Inc. (a)                                137,340
                                         10,200      Neurocrine Biosciences, Inc. (a)                                    109,650
                                         10,400      Northfield Laboratories, Inc. (a)(g)                                149,344
                                         16,400      Nuvelo, Inc. (a)                                                    299,136
                                         18,100      OSI Pharmaceuticals, Inc. (a)                                       679,293
                                          6,000      PRA International, Inc. (a)                                         160,140
                                         13,500      Panacos Pharmaceuticals, Inc. (a)                                    66,960
                                         74,000      Peregrine Pharmaceuticals, Inc. (a)                                  93,240
                                          8,600      Progenics Pharmaceuticals, Inc. (a)                                 201,756
                                          7,870      Rigel Pharmaceuticals, Inc. (a)                                      80,825
                                         13,900      Sangamo Biosciences, Inc. (a)                                        77,284
                                         17,128      Savient Pharmaceuticals, Inc. (a)                                   111,503
                                          9,800      Sirna Therapeutics, Inc. (a)                                         54,586
                                          5,400      Solexa, Inc. (a)                                                     47,628
                                          7,745      Tanox, Inc. (a)                                                      91,546
                                         18,732      Telik, Inc. (a)(g)                                                  333,242
                                          5,638      Trimeris, Inc. (a)                                                   49,614
                                         21,700      Viropharma, Inc. (a)                                                264,089
                                         11,900      Zymogenetics, Inc. (a)                                              200,753
                                                                                                                   -------------
                                                                                                                      10,982,050
--------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                 2,700      Ameron International Corp.                                          179,388
                                          2,900      BlueLinx Holdings, Inc.                                              27,608
                                          8,200      Building Material Holding Corp.                                     213,364
                                          6,312      LSI Industries, Inc.                                                102,570
                                          7,268      NCI Building Systems, Inc. (a)                                      422,780
                                         13,532      Simpson Manufacturing Co., Inc. (g)                                 365,770
                                          6,945      Texas Industries, Inc.                                              361,557
                                          3,809      Trex Co., Inc. (a)                                                   92,025
                                          9,565      Watsco, Inc.                                                        440,085
                                          5,600      Zoltek Cos., Inc. (a)(g)                                            143,080
                                                                                                                   -------------
                                                                                                                       2,348,227
--------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                  13,800      US Concrete, Inc. (a)                                                89,838
--------------------------------------------------------------------------------------------------------------------------------
Building: Heating &                       1,700      Aaon, Inc.                                                           38,777
Plumbing - 0.1%                           7,900      Interline Brands, Inc. (a)                                          194,972
                                         24,650      Jacuzzi Brands, Inc. (a)                                            246,254
                                                                                                                   -------------
                                                                                                                         480,003
--------------------------------------------------------------------------------------------------------------------------------
Building:                                 4,000      Builders FirstSource, Inc. (a)                                       60,920
Miscellaneous - 0.1%                     11,600      Comfort Systems USA, Inc.                                           132,936
                                          5,200      Drew Industries, Inc. (a)                                           131,352
                                          5,700      Goodman Global, Inc. (a)                                             76,095
                                          9,447      Griffon Corp. (a)                                                   225,500
                                                                                                                   -------------
                                                                                                                         626,803
--------------------------------------------------------------------------------------------------------------------------------
Building: Roofing &                      16,050      Beacon Roofing Supply, Inc. (a)                                     324,852
Wallboard - 0.1%                          8,251      ElkCorp                                                             224,015
                                                                                                                   -------------
                                                                                                                         548,867
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Cable Television                        150,200      Charter Communications, Inc. Class A (a)(g)                   $     228,304
Services - 0.1%                           4,898      Crown Media Holdings, Inc. Class A (a)                               21,992
                                         28,794      TiVo, Inc. (a)                                                      218,546
                                                                                                                   -------------
                                                                                                                         468,842
--------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                 8,600      Ameristar Casinos, Inc.                                             186,706
                                         11,491      Aztar Corp. (a)                                                     609,138
                                         16,500      Bally Technologies, Inc. (a)                                        290,400
                                          3,800      Century Casinos, Inc. (a)                                            37,772
                                          1,732      Churchill Downs, Inc.                                                72,848
                                          6,505      Dover Downs Gaming & Entertainment, Inc.                             79,036
                                          6,475      Isle of Capri Casinos, Inc. (a)                                     136,364
                                          5,800      Lakes Entertainment, Inc. (a)                                        56,028
                                          9,900      MTR Gaming Group, Inc. (a)                                           92,961
                                         12,674      Magna Entertainment Corp. Class A (a)                                59,441
                                          2,700      Monarch Casino & Resort, Inc. (a)                                    52,353
                                         11,100      Multimedia Games, Inc. (a)                                          100,788
                                         15,164      Pinnacle Entertainment, Inc. (a)                                    426,412
                                         14,100      Progressive Gaming International Corp. (a)                          115,620
                                          2,100      Riviera Holdings Corp. (a)                                           42,903
                                         10,600      Shuffle Master, Inc. (a)(g)                                         286,306
                                         10,800      Trump Entertainment Resorts, Inc. (a)                               183,168
                                          8,212      WMS Industries, Inc. (a)                                            239,872
                                                                                                                   -------------
                                                                                                                       3,068,116
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                          4,233      American Vanguard Corp. (g)                                          59,262
                                          7,656      Arch Chemicals, Inc.                                                217,813
                                          2,200      Balchem Corp.                                                        43,538
                                         16,500      CF Industries Holdings, Inc.                                        281,655
                                          9,300      Cabot Microelectronics Corp. (a)                                    268,026
                                         12,601      Calgon Carbon Corp. (a)(g)                                           55,696
                                          8,485      Cambrex Corp.                                                       175,724
                                          6,600      China BAK Battery, Inc. (a)                                          44,352
                                         12,164      Energy Conversion Devices, Inc. (a)                                 450,555
                                         14,100      EnerSys (a)                                                         226,164
                                         10,337      Georgia Gulf Corp.                                                  283,441
                                         36,000      Hercules, Inc. (a)                                                  567,720
                                          3,800      Innospec, Inc.                                                      112,860
                                          8,367      MacDermid, Inc.                                                     272,932
                                          5,941      Medis Technologies Ltd. (a)(g)                                      146,802
                                          2,434      NL Industries, Inc.                                                  24,194
                                          5,700      NewMarket Corp.                                                     331,512
                                          6,365      Nuco2, Inc. (a)                                                     171,219
                                          9,000      OM Group, Inc. (a)                                                  395,460
                                          9,400      Omnova Solutions, Inc. (a)                                           39,292
                                          3,700      Pioneer Cos., Inc. (a)                                               90,687
                                         29,367      PolyOne Corp. (a)                                                   244,627
                                         10,400      Rockwood Holdings, Inc. (a)                                         207,792
                                         11,006      Schulman A, Inc.                                                    258,751
                                          9,500      Senomyx, Inc. (a)                                                   146,015

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,355      Stepan Co.                                                    $      98,067
                                          9,400      Tronox, Inc. Class A                                                119,850
                                          6,300      Tronox, Inc. Class B                                                 80,451
                                         15,900      UAP Holding Corp.                                                   339,783
                                         21,500      WR Grace & Co. (a)                                                  285,090
                                                                                                                   -------------
                                                                                                                       6,039,330
--------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                              16,400      Alpha Natural Resources, Inc. (a)                                   258,464
                                         36,000      International Coal Group, Inc. (a)                                  151,920
                                          6,600      James River Coal Co. (a)                                             69,630
                                          1,100      Westmoreland Coal Co. (a)                                            21,637
                                                                                                                   -------------
                                                                                                                         501,651
--------------------------------------------------------------------------------------------------------------------------------
Commercial Information                   11,058      Arbitron, Inc.                                                      409,257
Services - 0.2%                         143,100      CMGI, Inc. (a)                                                      151,686
                                          6,200      LECG Corp. (a)                                                      116,312
                                         10,661      infoUSA, Inc.                                                        88,486
                                          8,574      ProQuest Co. (a)                                                    111,633
                                                                                                                   -------------
                                                                                                                         877,374
--------------------------------------------------------------------------------------------------------------------------------
Communications &                         20,200      Entravision Communications Corp. Class A (a)                        150,288
Media - 0.1%                             78,600      Gemstar-TV Guide International, Inc. (a)                            260,952
                                                                                                                   -------------
                                                                                                                         411,240
--------------------------------------------------------------------------------------------------------------------------------
Communications                          135,800      3Com Corp. (a)                                                      598,878
Technology - 2.9%                        21,300      Adtran, Inc.                                                        507,792
                                          7,722      Anaren, Inc. (a)                                                    162,703
                                         10,972      Anixter International, Inc. (a)                                     619,589
                                         17,000      Atheros Communications, Inc. (a)                                    308,210
                                         43,900      Avanex Corp. (a)                                                     75,947
                                         15,640      Avocent Corp. (a)                                                   471,077
                                          3,059      Bel Fuse, Inc.                                                       98,163
                                          6,488      Black Box Corp.                                                     252,513
                                         24,150      Broadwing Corp. (a)                                                 304,773
                                         87,000      Brocade Communications Systems, Inc. (a)                            614,220
                                            300      CPI International, Inc. (a)                                           3,951
                                         15,200      CSG Systems International, Inc. (a)                                 401,736
                                          4,300      Carrier Access Corp. (a)                                             30,530
                                          7,000      Cbeyond Communications, Inc. (a)                                    192,150
                                          4,500      Cogent Communications Group, Inc. (a)                                52,155
                                         18,388      CommScope, Inc. (a)                                                 604,230
                                          6,900      Comtech Group, Inc. (a)                                             103,293
                                          8,525      Comtech Telecommunications Corp. (a)                                285,417
                                              8      CycleLogic, Inc. (a)                                                      0
                                          7,700      Digi International, Inc. (a)                                        103,950
                                         13,900      Ditech Networks, Inc. (a)                                           107,169
                                          3,400      EMS Technologies, Inc. (a)                                           63,852
                                          9,813      Echelon Corp. (a)                                                    80,663
                                         46,100      Extreme Networks, Inc. (a)                                          167,343
                                         72,300      Finisar Corp. (a)                                                   262,449
                                         48,400      Foundry Networks, Inc. (a)                                          636,460
                                         23,496      Harmonic, Inc. (a)                                                  172,696
                                          5,100      ID Systems, Inc. (a)                                                120,513

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         11,100      InPhonic, Inc. (a)(g)                                         $      87,912
                                          7,177      Inter-Tel, Inc.                                                     155,023
                                         16,400      InterVoice, Inc. (a)                                                103,976
                                         12,129      Ixia (a)                                                            108,069
                                         15,700      j2 Global Communications, Inc. (a)(g)                               426,569
                                          2,700      Loral Space & Communications Ltd. (a)                                71,064
                                          9,700      Netgear, Inc. (a)                                                   199,723
                                          7,900      Novatel Wireless, Inc. (a)                                           76,077
                                          7,002      Oplink Communications, Inc. (a)                                     139,900
                                          4,183      Optical Communication Products, Inc. (a)                              8,241
                                         18,300      Redback Networks, Inc. (a)                                          254,004
                                         14,838      Secure Computing Corp. (a)                                           93,925
                                          7,900      Sirenza Microdevices, Inc. (a)                                       62,410
                                         80,000      Sonus Networks, Inc. (a)                                            420,800
                                          7,410      Standard Microsystems Corp. (a)                                     210,592
                                         28,200      Stratex Networks, Inc. (a)                                          125,208
                                         58,400      Sycamore Networks, Inc. (a)                                         220,752
                                          6,300      Syniverse Holdings, Inc. (a)                                         94,500
                                         66,000      TIBCO Software, Inc. (a)                                            592,680
                                         12,020      Talx Corp.                                                          294,730
                                         16,800      Tekelec (a)                                                         217,728
                                          8,930      Terremark Worldwide, Inc. (a)                                        49,561
                                          2,540      Ulticom, Inc. (a)                                                    26,441
                                         37,300      Utstarcom, Inc. (a)(g)                                              330,851
                                          7,001      Viasat, Inc. (a)                                                    175,585
                                         13,500      Vonage Holdings Corp. (a)(g)                                         92,880
                                         13,231      WebEx Communications, Inc. (a)                                      516,274
                                         25,275      Zhone Technologies, Inc. (a)(g)                                      27,044
                                                                                                                   -------------
                                                                                                                      12,584,941
--------------------------------------------------------------------------------------------------------------------------------
Computer Services,                       17,400      @Road, Inc. (a)                                                     101,616
Software & Systems - 5.1%                 2,300      Access Integrated Technologies, Inc. (a)                             21,781
                                         14,400      Actuate Corp. (a)                                                    63,648
                                         18,002      Agile Software Corp. (a)                                            117,553
                                          9,400      Altiris, Inc. (a)                                                   198,246
                                          8,100      American Reprographics Co. (a)                                      259,686
                                          5,900      Ansoft Corp. (a)                                                    146,969
                                         11,832      Ansys, Inc. (a)                                                     522,738
                                         23,680      Ariba, Inc. (a)                                                     177,363
                                         31,400      Art Technology Group, Inc. (a)                                       80,384
                                         16,908      Aspen Technology, Inc. (a)                                          184,635
                                          7,800      Audible, Inc. (a)(g)                                                 56,628
                                         59,000      BearingPoint, Inc. (a)                                              463,740
                                         13,626      Blackbaud, Inc.                                                     299,636
                                         10,300      Blackboard, Inc. (a)                                                272,950
                                          6,300      Blue Coat Systems, Inc. (a)                                         113,463
                                         24,667      Borland Software Corp. (a)                                          141,342
                                          9,900      Bottomline Technologies, Inc. (a)                                    96,624
                                          9,400      CACI International, Inc. Class A (a)                                517,094
                                          6,900      COMSYS IT Partners, Inc. (a)                                        118,611

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         20,600      Chordiant Software, Inc. (a)                                  $      63,242
                                         17,302      Ciber, Inc. (a)                                                     114,712
                                          3,400      Click Commerce, Inc. (a)                                             76,908
                                         10,200      Concur Technologies, Inc. (a)                                       148,410
                                          6,500      Convera Corp. (a)(g)                                                 34,385
                                          9,300      Covansys Corp. (a)                                                  159,402
                                          2,100      DealerTrack Holdings, Inc. (a)                                       46,431
                                         11,864      Dendrite International, Inc. (a)                                    116,030
                                         12,500      Digital River, Inc. (a)                                             639,000
                                         26,607      Digitas, Inc. (a)                                                   255,959
                                          5,900      eCollege.com, Inc. (a)                                               94,341
                                          7,045      EPIQ Systems, Inc. (a)                                              103,632
                                         17,439      Electronics for Imaging, Inc. (a)                                   399,004
                                          8,600      Emageon, Inc. (a)                                                   134,074
                                         17,400      Epicor Software Corp. (a)                                           228,114
                                         10,000      Equinix, Inc. (a)                                                   601,000
                                         17,979      Gartner, Inc. Class A (a)                                           316,251
                                         18,500      Hyperion Solutions Corp. (a)                                        637,880
                                          3,100      i2 Technologies, Inc. (a)                                            58,063
                                          4,100      iGate Corp. (a)                                                      20,254
                                          8,200      Infocrossing, Inc. (a)                                              109,962
                                         26,700      Informatica Corp. (a)                                               362,853
                                          2,400      Integral Systems, Inc.                                               75,024
                                         12,400      Internet Capital Group, Inc. (a)                                    117,180
                                         12,000      Internet Security Systems, Inc. (a)                                 333,120
                                         16,825      Interwoven, Inc. (a)                                                185,580
                                          9,208      JDA Software Group, Inc. (a)                                        141,987
                                          6,600      Jupitermedia Corp. (a)                                               57,156
                                          9,300      Kanbay International, Inc. (a)                                      191,208
                                         13,658      Keane, Inc. (a)                                                     196,812
                                         39,000      Lawson Software, Inc. (a)                                           282,750
                                         16,500      Lionbridge Technologies, Inc. (a)                                   125,895
                                          8,074      MRO Software, Inc. (a)                                              207,260
                                         16,300      Macrovision Corp. (a)                                               386,147
                                          9,100      Magma Design Automation, Inc. (a)                                    82,810
                                          8,739      Manhattan Associates, Inc. (a)                                      210,959
                                          4,800      Mantech International Corp. Class A (a)                             158,448
                                          6,700      Mapinfo Corp. (a)                                                    85,961
                                         25,700      Mentor Graphics Corp. (a)                                           361,856
                                          7,856      Mercury Computer Systems, Inc. (a)                                   93,094
                                          9,400      Merge Technologies, Inc. (a)                                         64,672
                                          3,000      MicroStrategy, Inc. Class A (a)                                     305,490
                                         13,798      Micros Systems, Inc. (a)                                            674,998
                                          6,100      Ness Technologies, Inc. (a)                                          81,435
                                          5,685      Netscout Systems, Inc. (a)                                           36,896
                                         39,795      Nuance Communications, Inc. (a)                                     325,125
                                         27,933      Openwave Systems, Inc. (a)                                          261,453
                                          2,600      Opnet Technologies, Inc. (a)                                         34,086

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         25,300      Opsware, Inc. (a)                                             $     227,953
                                          4,800      PDF Solutions, Inc. (a)                                              52,608
                                         11,207      Packeteer, Inc. (a)                                                  96,492
                                         39,160      Parametric Technology Corp. (a)                                     683,734
                                          1,300      Pegasystems, Inc.                                                    11,349
                                         15,508      Progress Software Corp. (a)                                         403,208
                                          3,300      QAD, Inc.                                                            26,664
                                         24,600      Quest Software, Inc. (a)                                            351,288
                                         37,900      RealNetworks, Inc. (a)                                              402,119
                                          4,600      RightNow Technologies, Inc. (a)                                      71,806
                                         12,080      SAVVIS, Inc. (a)                                                    343,676
                                          4,300      SI International, Inc. (a)                                          137,514
                                          7,389      SPSS, Inc. (a)                                                      184,208
                                         12,100      SRA International, Inc. Class A (a)                                 363,726
                                          9,961      SYKES Enterprises, Inc. (a)                                         202,706
                                          2,200      SYNNEX Corp. (a)                                                     50,622
                                          8,299      SafeNet, Inc. (a)                                                   150,959
                                         25,792      Sapient Corp. (a)                                                   140,566
                                         10,000      Sigma Designs, Inc. (a)(g)                                          149,500
                                          8,200      Smith Micro Software, Inc. (a)                                      117,916
                                         24,341      SonicWALL, Inc. (a)                                                 265,804
                                          8,900      Stellent, Inc.                                                       96,476
                                         28,000      Sybase, Inc. (a)                                                    678,720
                                          1,483      Syntel, Inc.                                                         33,590
                                          2,000      Taleo Corp. Class A (a)                                              20,240
                                         11,885      Transaction Systems Architects, Inc. Class A (a)                    407,893
                                         16,608      Trizetto Group (a)                                                  251,445
                                         10,900      Tyler Technologies, Inc. (a)                                        140,937
                                          8,000      Ultimate Software Group, Inc. (a)                                   188,240
                                         15,900      VA Software Corp. (a)                                                63,918
                                          7,900      VASCO Data Security International, Inc. (a)                          81,607
                                          4,200      Verint Systems, Inc. (a)                                            126,210
                                         10,380      Vignette Corp. (a)                                                  140,545
                                         22,320      webMethods, Inc. (a)                                                170,748
                                         15,202      Websense, Inc. (a)                                                  328,515
                                         27,700      Wind River Systems, Inc. (a)                                        296,667
                                         11,200      Witness Systems, Inc. (a)                                           196,336
                                         15,508      Zoran Corp. (a)                                                     249,368
                                                                                                                   -------------
                                                                                                                      21,657,889
--------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.4%               36,100      Adaptec, Inc. (a)                                                   159,201
                                          9,700      Advanced Analogic Technologies, Inc. (a)                             53,253
                                         26,700      Emulex Corp. (a)                                                    485,139
                                          9,109      FalconStor Software, Inc. (a)(g)                                     70,048
                                         14,882      Filenet Corp. (a)                                                   518,340
                                         83,600      Gateway, Inc. (a)                                                   158,004
                                         10,017      Hutchinson Technology, Inc. (a)                                     210,658
                                         11,100      Imation Corp.                                                       445,665

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          8,896      Intergraph Corp. (a)                                          $     381,460
                                         16,009      Intermec, Inc. (a)                                                  421,997
                                          9,500      Komag, Inc. (a)                                                     303,620
                                         57,000      McData Corp. (a)                                                    286,710
                                         12,300      Mobility Electronics, Inc. (a)                                       68,388
                                          5,900      Neoware Systems, Inc. (a)                                            80,181
                                         28,888      Palm, Inc. (a)                                                      420,609
                                         15,000      Pegasus Wireless Corp. (a)(g)                                         9,150
                                         27,000      Perot Systems Corp. Class A (a)                                     372,330
                                         58,400      Quantum Corp. (a)                                                   127,312
                                          9,800      Rackable Systems, Inc. (a)                                          268,226
                                         11,400      Radiant Systems, Inc. (a)                                           137,712
                                          5,742      Radisys Corp. (a)                                                   122,018
                                         31,800      Safeguard Scientifics, Inc. (a)                                      62,328
                                          3,700      Stratasys, Inc. (a)                                                  97,717
                                          7,900      Synaptics, Inc. (a)                                                 192,523
                                         19,600      Trident Microsystems, Inc. (a)                                      455,896
                                                                                                                   -------------
                                                                                                                       5,908,485
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                       5,251      Brookfield Homes Corp. (g)                                          147,868
                                          9,936      EMCOR Group, Inc. (a)                                               544,890
                                         11,871      Granite Construction, Inc.                                          633,318
                                          6,000      Perini Corp. (a)                                                    125,280
                                          2,100      Sterling Construction Co., Inc. (a)                                  42,126
                                          9,700      Washington Group International, Inc. (a)                            570,942
                                                                                                                   -------------
                                                                                                                       2,064,424
--------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%              52,600      CNET Networks, Inc. (a)                                             503,908
                                         92,800      Covad Communications Group, Inc. (a)                                138,272
                                          5,400      DTS, Inc. (a)                                                       114,372
                                          5,400      Directed Electronics, Inc. (a)                                       81,540
                                         41,700      Earthlink, Inc. (a)                                                 303,159
                                          9,900      Infospace, Inc. (a)                                                 182,556
                                          8,790      Internap Network Services Corp. (a)                                 133,784
                                         17,500      Ipass, Inc. (a)                                                      81,900
                                          8,000      LoJack Corp. (a)                                                    156,720
                                         11,274      Midway Games, Inc. (a)(g)                                            98,986
                                         10,300      NIC, Inc. (a)                                                        53,045
                                         13,100      NetFlix, Inc. (a)(g)                                                298,418
                                          4,100      Parkervision, Inc. (a)                                               29,807
                                          8,200      Sohu.com, Inc. (a)                                                  180,564
                                         19,637      THQ, Inc. (a)                                                       572,811
                                         21,700      Take-Two Interactive Software, Inc. (a)(g)                          309,442
                                         20,350      United Online, Inc.                                                 247,863
                                          4,186      Universal Electronics, Inc. (a)                                      79,534
                                          7,700      WebSideStory, Inc. (a)                                              101,717
                                                                                                                   -------------
                                                                                                                       3,668,398
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                 16,100      American Greetings Class A                                    $     372,232
                                          8,200      Blyth, Inc.                                                         199,506
                                          4,300      CNS, Inc.                                                           121,389
                                          2,091      CSS Industries, Inc.                                                 62,145
                                          2,000      Citi Trends, Inc. (a)                                                69,020
                                          5,200      Mannatech, Inc.                                                      92,144
                                          9,873      Matthews International Corp. Class A                                363,425
                                         12,263      Nautilus, Inc. (g)                                                  168,616
                                          7,900      Oakley, Inc.                                                        134,695
                                         16,876      Playtex Products, Inc. (a)                                          226,138
                                          6,200      RC2 Corp. (a)                                                       207,886
                                         11,200      Spectrum Brands, Inc. (a)                                            94,528
                                         15,991      The Topps Co., Inc.                                                 143,279
                                         22,174      Tupperware Corp.                                                    431,506
                                          2,400      USANA Health Sciences, Inc. (a)(g)                                  107,016
                                         13,683      Yankee Candle Co., Inc.                                             400,501
                                                                                                                   -------------
                                                                                                                       3,194,026
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                  11,700      Aptargroup, Inc.                                                    595,296
Metals & Glass - 0.4%                     6,075      Greif, Inc.                                                         486,668
                                         12,842      Mobile Mini, Inc. (a)                                               364,841
                                          7,000      Silgan Holdings, Inc.                                               262,920
                                                                                                                   -------------
                                                                                                                       1,709,725
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                   1,400      AEP Industries, Inc. (a)                                             58,730
Paper & Plastic - 0.1%                   19,100      Graphic Packaging Corp. (a)                                          69,906
                                          8,452      Myers Industries, Inc.                                              143,684
                                                                                                                   -------------
                                                                                                                         272,320
--------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                            11,982      Mueller Industries, Inc.                                            421,407
--------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                          8,193      Elizabeth Arden, Inc. (a)                                           132,399
                                          1,500      Inter Parfums, Inc.                                                  28,560
                                         18,226      Nu Skin Enterprises, Inc. Class A                                   319,320
                                          1,500      Parlux Fragrances, Inc. (a)(g)                                        7,635
                                         47,510      Revlon, Inc. Class A (a)(g)                                          53,686
                                                                                                                   -------------
                                                                                                                         541,600
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    40,400      The BISYS Group, Inc. (a)                                           438,744
Services - 0.5%                             900      Clayton Holdings, Inc. (a)                                           11,313
                                         12,600      Euronet Worldwide, Inc. (a)                                         309,330
                                         18,200      F.N.B. Corp.                                                        303,212
                                          6,300      Greenhill & Co., Inc.                                               422,226
                                          6,600      Huron Consulting Group, Inc. (a)                                    258,720
                                          5,600      Rewards Network, Inc. (a)                                            27,272
                                         12,900      USI Holdings Corp. (a)                                              174,795
                                                                                                                   -------------
                                                                                                                       1,945,612
--------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                  14,960      Acuity Brands, Inc.                                                 679,184
Processing - 0.7%                        12,514      Barnes Group, Inc.                                                  219,746
                                         14,294      Brady Corp.                                                         502,577
                                         16,410      Clarcor, Inc.                                                       500,341
                                         29,562      Hexcel Corp. (a)                                                    418,302
                                          3,200      Koppers Holdings, Inc.                                               60,704
                                         22,814      Olin Corp.                                                          350,423
                                          9,245      Tredegar Corp.                                                      154,761
                                                                                                                   -------------
                                                                                                                       2,886,038
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store                        432      Arden Group, Inc. Class A                                     $      50,285
Chains - 0.6%                            18,307      Casey's General Stores, Inc.                                        407,697
                                          5,831      Great Atlantic & Pacific Tea Co.                                    140,410
                                          5,164      Ingles Markets, Inc. Class A                                        136,226
                                         10,083      Longs Drug Stores Corp.                                             463,919
                                          5,477      Nash Finch Co.                                                      128,874
                                         20,842      Pathmark Stores, Inc. (a)                                           207,378
                                         11,969      Ruddick Corp.                                                       311,553
                                          4,329      Smart & Final, Inc. (a)                                              73,896
                                          7,000      Spartan Stores, Inc.                                                118,300
                                          4,100      Weis Markets, Inc.                                                  163,180
                                         10,929      Wild Oats Markets, Inc. (a)                                         176,722
                                                                                                                   -------------
                                                                                                                       2,378,440
--------------------------------------------------------------------------------------------------------------------------------
Drugs &                                  13,650      AVANIR Pharmaceuticals Class A (a)(g)                                94,458
Pharmaceuticals - 2.6%                   10,500      Adams Respiratory Therapeutics, Inc. (a)                            384,195
                                         15,100      Adolor Corp. (a)                                                    209,437
                                          9,900      Akorn, Inc. (a)                                                      35,739
                                         30,600      Alkermes, Inc. (a)                                                  485,010
                                         13,425      Alpharma, Inc. Class A                                              314,011
                                          6,300      Anadys Pharmaceuticals, Inc. (a)                                     18,270
                                         23,400      Andrx Corp. (a)                                                     571,662
                                         14,800      Atherogenics Inc. (a)(g)                                            194,916
                                          4,700      Auxilium Pharmaceuticals, Inc. (a)                                   47,564
                                          6,100      Bentley Pharmaceuticals, Inc. (a)                                    73,200
                                          9,500      BioCryst Pharmaceuticals, Inc. (a)                                  118,465
                                         30,348      BioMarin Pharmaceuticals, Inc. (a)                                  431,852
                                          5,000      Bradley Pharmaceuticals, Inc. (a)                                    79,600
                                         16,800      CV Therapeutics, Inc. (a)                                           187,152
                                          1,200      Caraco Pharmaceutical Laboratories Ltd. (a)                          12,192
                                          4,900      Chattem, Inc. (a)                                                   172,088
                                         13,902      Connetics Corp. (a)                                                 151,532
                                         28,500      Dendreon Corp. (a)                                                  127,395
                                         18,300      Depomed, Inc. (a)                                                    74,664
                                         17,800      Durect Corp. (a)                                                     72,980
                                         11,000      Emisphere Technologies, Inc. (a)(g)                                  92,950
                                         10,795      Enzo Biochem, Inc. (a)                                              131,591
                                          1,000      GTx, Inc. (a)                                                         9,240
                                          3,100      Hi-Tech Pharmacal Co., Inc. (a)                                      39,184
                                         19,900      Indevus Pharmaceuticals, Inc. (a)                                   117,808
                                         23,089      Isis Pharmaceuticals, Inc. (a)                                      165,779
                                         12,900      KV Pharmaceutical Co. Class A (a)                                   305,730
                                         27,800      MGI Pharma, Inc. (a)                                                478,438
                                         38,700      Medarex, Inc. (a)                                                   415,638
                                         15,927      Medicines Co. (a)                                                   359,313
                                         17,000      Medicis Pharmaceutical Corp. Class A                                549,950
                                         28,200      Nektar Therapeutics (a)(g)                                          406,362
                                          4,500      New River Pharmaceuticals, Inc. (a)(g)                              115,785
                                         26,200      Novavax, Inc. (a)(g)                                                 99,298
                                          9,331      Noven Pharmaceuticals, Inc. (a)                                     225,064
                                         15,100      Onyx Pharmaceuticals, Inc. (a)(g)                                   261,079

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         14,500      Pain Therapeutics, Inc. (a)                                   $     124,990
                                         10,100      Par Pharmaceutical Cos., Inc. (a)                                   184,224
                                          6,500      Penwest Pharmaceuticals Co. (a)                                     108,225
                                         28,315      Perrigo Co.                                                         480,506
                                          7,550      PharmaNet Development Group, Inc. (a)                               146,697
                                          9,300      Pharmion Corp. (a)                                                  200,415
                                          4,900      Pozen, Inc. (a)                                                      63,014
                                          8,100      Quidel Corp. (a)                                                    114,372
                                         14,019      Regeneron Pharmaceuticals, Inc. (a)                                 219,958
                                          6,600      Renovis, Inc. (a)                                                    90,816
                                         17,700      Salix Pharmaceuticals Ltd. (a)                                      240,012
                                         12,600      Santarus, Inc. (a)(g)                                                93,492
                                         10,700      Sciele Pharma, Inc. (a)                                             201,588
                                          3,500      Somaxon Pharmaceuticals, Inc. (a)                                    43,085
                                         17,082      SuperGen, Inc. (a)                                                   79,602
                                          7,346      United Therapeutics Corp. (a)                                       385,959
                                         29,400      Valeant Pharmaceuticals International                               581,532
                                          4,300      Xenoport, Inc. (a)                                                   87,591
                                                                                                                   -------------
                                                                                                                      11,075,669
--------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                 9,404      Bright Horizons Family Solutions, Inc. (a)                          392,429
                                         30,000      Corinthian Colleges, Inc. (a)                                       324,300
                                         19,300      DeVry, Inc. (a)                                                     410,511
                                          3,200      Educate, Inc. (a)                                                    25,568
                                          2,149      Renaissance Learning, Inc.                                           30,752
                                          5,220      Strayer Education, Inc.                                             564,856
                                          7,300      Universal Technical Institute, Inc. (a)                             130,597
                                                                                                                   -------------
                                                                                                                       1,879,013
--------------------------------------------------------------------------------------------------------------------------------
Electrical &                             20,329      Benchmark Electronics, Inc. (a)                                     546,444
Electronics - 0.3%                        4,700      OSI Systems, Inc. (a)                                                92,120
                                         15,398      Plexus Corp. (a)                                                    295,642
                                         13,700      TTM Technologies, Inc. (a)                                          160,290
                                          7,507      Universal Display Corp. (a)                                          82,802
                                                                                                                   -------------
                                                                                                                       1,177,298
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                    6,881      AO Smith Corp.                                                      271,318
Components - 1.0%                        14,400      American Superconductor Corp. (a)(g)                                133,344
                                         10,171      Baldor Electric Co.                                                 313,572
                                         11,408      CTS Corp.                                                           157,202
                                          9,518      Cohu, Inc.                                                          169,706
                                          3,400      Color Kinetics, Inc. (a)                                             57,732
                                          6,960      Franklin Electric Co., Inc.                                         369,854
                                         15,990      General Cable Corp. (a)                                             610,978
                                          7,816      Genlyte Group, Inc. (a)                                             556,499
                                          8,460      Littelfuse, Inc. (a)                                                293,562
                                         10,800      MKS Instruments, Inc. (a)                                           219,348
                                          2,431      Powell Industries, Inc. (a)                                          53,798
                                         22,200      Power-One, Inc. (a)                                                 160,728
                                          8,100      Sonic Solutions, Inc. (a)                                           123,444
                                         19,700      Taser International, Inc. (a)(g)                                    150,705
                                         12,561      Technitrol, Inc.                                                    374,946
                                          6,179      Triumph Group, Inc.                                                 261,680
                                                                                                                   -------------
                                                                                                                       4,278,416
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Electrical: Household                     1,550      National Presto Industries, Inc.                              $      85,669
Appliance - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                       23,812      Aeroflex, Inc. (a)                                                  244,787
                                         11,863      Agilysys, Inc.                                                      166,557
                                         13,300      Avid Technology, Inc. (a)                                           484,386
                                         11,998      Daktronics, Inc.                                                    248,239
                                         21,800      Flir Systems, Inc. (a)                                              592,088
                                          7,472      II-VI, Inc. (a)                                                     186,202
                                         21,700      Kopin Corp. (a)                                                      72,695
                                         49,366      MRV Communications, Inc. (a)(g)                                     136,250
                                         11,780      Methode Electronics, Inc.                                           112,028
                                          2,100      Multi-Fineline Electronix, Inc. (a)(g)                               53,277
                                          6,749      Park Electrochemical Corp.                                          213,808
                                         26,900      Semtech Corp. (a)                                                   343,244
                                          3,067      Supertex, Inc. (a)                                                  119,214
                                                                                                                   -------------
                                                                                                                       2,972,775
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                 8,982      Itron, Inc. (a)                                                     501,196
Gauges & Meters - 0.2%                    3,200      Measurement Specialties, Inc. (a)                                    59,680
                                          5,200      Metrologic Instruments, Inc. (a)                                     94,432
                                          1,800      OYO Geospace Corp. (a)                                              102,150
                                          5,300      Zygo Corp. (a)                                                       67,575
                                                                                                                   -------------
                                                                                                                         825,033
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical                     23,200      Affymetrix, Inc. (a)                                                500,192
Systems - 1.0%                            3,972      Analogic Corp.                                                      203,843
                                          5,200      Aspect Medical Systems, Inc. (a)                                     88,764
                                          6,587      Bruker BioSciences Corp. (a)                                         46,175
                                          7,500      Candela Corp. (a)                                                    81,825
                                          5,370      Datascope Corp.                                                     179,734
                                         15,850      eResearch Technology, Inc. (a)                                      128,544
                                          6,200      Greatbatch, Inc. (a)                                                140,244
                                          8,272      Haemonetics Corp. (a)                                               387,130
                                         11,100      HealthTronics, Inc. (a)                                              68,487
                                         18,080      Hologic, Inc. (a)(g)                                                786,842
                                         13,300      Illumina, Inc. (a)                                                  439,432
                                          7,200      IntraLase Corp. (a)                                                 141,912
                                          9,351      Luminex Corp. (a)                                                   170,469
                                          8,000      Natus Medical, Inc. (a)                                             109,200
                                          5,000      Neurometrix, Inc. (a)                                                95,050
                                          6,800      NxStage Medical, Inc. (a)                                            59,636
                                          6,300      Quality Systems, Inc.                                               244,377
                                          5,400      Sirona Dental Systems, Inc.                                         177,822
                                          8,732      TriPath Imaging, Inc. (a)                                            78,850
                                          1,100      Visicu, Inc. (a)                                                      9,867
                                          2,161      Zoll Medical Corp. (a)                                               77,558
                                                                                                                   -------------
                                                                                                                       4,215,953
--------------------------------------------------------------------------------------------------------------------------------
Electronics:                             13,100      AMIS Holdings, Inc. (a)                                             124,319
Semi-Conductors/Components               11,516      Actel Corp. (a)                                                     179,074
- 1.9%                                   32,400      Amkor Technology, Inc. (a)                                          167,184
                                         13,300      Anadigics, Inc. (a)                                                  95,228
                                         87,700      Applied Micro Circuits Corp. (a)                                    253,453
                                         26,800      Bookham, Inc. (a)(g)                                                 86,296

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         27,700      Cirrus Logic, Inc. (a)                                        $     201,933
                                        152,300      Conexant Systems, Inc. (a)                                          304,600
                                          9,783      DSP Group, Inc. (a)                                                 223,542
                                          7,575      Diodes, Inc. (a)                                                    327,013
                                         10,327      Exar Corp. (a)                                                      137,246
                                          3,673      Excel Technology, Inc. (a)                                          108,684
                                         15,700      Formfactor, Inc. (a)                                                661,441
                                         13,700      Genesis Microchip, Inc. (a)                                         161,249
                                          3,600      Hittite Microwave Corp. (a)                                         160,200
                                          5,993      IXYS Corp. (a)                                                       50,281
                                          5,200      Ikanos Communications, Inc. (a)                                      61,204
                                         19,200      International DisplayWorks, Inc. (a)                                122,304
                                         38,000      Lattice Semiconductor Corp. (a)                                     259,160
                                         18,200      MIPS Technologies, Inc. (a)                                         122,850
                                         22,000      Micrel, Inc. (a)                                                    210,980
                                         22,390      Microsemi Corp. (a)                                                 422,052
                                         16,800      Microtune, Inc. (a)                                                  81,648
                                         29,000      Mindspeed Technologies, Inc. (a)                                     50,170
                                          4,800      Monolithic Power Systems, Inc. (a)                                   45,408
                                          4,600      MoSys, Inc. (a)                                                      30,958
                                          4,700      Netlogic Microsystems, Inc. (a)                                     119,239
                                            600      Nextest Systems Corp. (a)                                             7,896
                                         48,200      ON Semiconductor Corp. (a)                                          283,416
                                         17,300      Omnivision Technologies, Inc. (a)                                   246,871
                                          7,400      PLX Technology, Inc. (a)                                             76,738
                                          9,493      Pericom Semiconductor Corp. (a)                                      92,557
                                         10,600      Portalplayer, Inc. (a)                                              119,568
                                         59,600      RF Micro Devices, Inc. (a)                                          451,768
                                         25,876      Silicon Image, Inc. (a)                                             329,143
                                         28,658      Silicon Storage Technology, Inc. (a)                                118,071
                                         15,800      Sirf Technology Holdings, Inc. (a)                                  379,042
                                         59,433      Skyworks Solutions, Inc. (a)                                        308,457
                                          2,600      Sunpower Corp. Class A (a)(g)                                        72,124
                                         14,600      Tessera Technologies, Inc. (a)                                      507,788
                                         54,800      Transmeta Corp. (a)                                                  63,020
                                         38,300      Transwitch Corp. (a)(g)                                              54,003
                                         52,636      TriQuint Semiconductor, Inc. (a)                                    273,707
                                          2,100      Virage Logic Corp. (a)                                               19,131
                                          4,500      Volterra Semiconductor Corp. (a)                                     73,125
                                                                                                                   -------------
                                                                                                                       8,244,141
--------------------------------------------------------------------------------------------------------------------------------
Electronics:                              2,700      3D Systems Corp. (a)(g)                                              49,518
Technology - 0.6%                        11,000      Acacia Research - Acacia Technologies (a)                           124,850
                                          3,400      American Science & Engineering, Inc. (a)(g)                         164,968
                                         12,423      Checkpoint Systems, Inc. (a)                                        205,104
                                         11,580      Coherent, Inc. (a)                                                  401,363
                                          4,952      Cubic Corp.                                                          96,960
                                          5,226      EDO Corp.                                                           119,571
                                          4,500      Eagle Test Systems, Inc. (a)                                         74,340
                                          8,000      Essex Corp. (a)                                                     139,200
                                          4,600      Gerber Scientific, Inc. (a)                                          68,908
                                          6,750      Herley Industries, Inc. (a)                                          83,565
                                          5,650      Innovative Solutions & Support, Inc. (a)                             82,095

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         13,476      Intermagnetics General Corp. (a)                              $     364,526
                                          6,000      Ionatron, Inc. (a)(g)                                                28,860
                                         26,600      Kemet Corp. (a)                                                     214,662
                                          6,200      Maxwell Technologies, Inc. (a)(g)                                   126,108
                                          7,900      Scansource, Inc. (a)                                                239,607
                                                                                                                   -------------
                                                                                                                       2,584,205
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                  27,000      Capstone Turbine Corp. (a)(g)                                        38,070
                                          4,100      Metretek Technologies, Inc. (a)                                      48,954
                                         24,326      Plug Power, Inc. (a)(g)                                              99,007
                                                                                                                   -------------
                                                                                                                         186,031
--------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%               3,300      Alon USA Energy, Inc.                                                97,317
                                         10,240      Aventine Renewable Energy Holdings, Inc. (a)                        219,034
                                          3,300      Crosstex Energy, Inc.                                               295,581
                                          3,500      Dawson Geophysical Co. (a)                                          103,950
                                         22,500      Evergreen Energy, Inc. (a)                                          240,750
                                         22,900      Evergreen Solar, Inc. (a)(g)                                        190,070
                                         16,926      FuelCell Energy, Inc. (a)(g)                                        128,807
                                            220      Markwest Hydrocarbon, Inc.                                            6,160
                                          4,900      Matrix Service Co. (a)                                               64,141
                                          1,700      Ormat Technologies, Inc.                                             55,624
                                          6,000      Pacific Ethanol, Inc. (a)(g)                                         84,060
                                          5,858      Penn Virginia Corp.                                                 371,456
                                         43,800      Rentech, Inc. (a)(g)                                                202,794
                                         12,500      Syntroleum Corp. (a)                                                 59,875
                                          6,210      VeraSun Energy Corp. (a)                                             99,670
                                         11,097      Veritas DGC, Inc. (a)                                               730,404
                                                                                                                   -------------
                                                                                                                       2,949,693
--------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                 5,800      Clean Harbors, Inc. (a)                                             252,590
Services - 0.2%                          12,802      Dycom Industries, Inc. (a)                                          275,243
                                          2,200      ENGlobal Corp. (a)                                                   13,618
                                          7,700      Infrasource Services, Inc. (a)                                      135,135
                                          2,800      Integrated Electrical Services, Inc. (a)                             44,268
                                          4,100      Layne Christensen Co. (a)                                           117,137
                                                                                                                   -------------
                                                                                                                         837,991
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                      5,900      Carmike Cinemas, Inc.                                               101,362
                                          5,240      Dover Motorsports, Inc.                                              28,401
                                         13,255      Gaylord Entertainment Co. (a)                                       581,232
                                         22,000      Live Nation (a)                                                     449,240
                                          7,072      Lodgenet Entertainment Corp. (a)                                    133,519
                                          4,555      Speedway Motorsports, Inc.                                          165,847
                                                                                                                   -------------
                                                                                                                       1,459,601
--------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                       30,200      Terra Industries, Inc. (a)                                          232,842
--------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                  5,400      Accredited Home Lenders Holding Co. (a)                             194,076
                                          4,800      Asta Funding, Inc.                                                  179,952
                                          2,100      Credit Acceptance Corp. (a)                                          62,328
                                         12,100      International Securities Exchange, Inc.                             567,369
                                          3,500      MVC Capital, Inc.                                                    45,360
                                          2,300      United PanAm Financial Corp. (a)                                     35,604
                                          6,900      World Acceptance Corp. (a)                                          303,462
                                                                                                                   -------------
                                                                                                                       1,388,151
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%               20,800      Advance America, Cash Advance Centers, Inc.                   $     299,936
                                          5,300      Dollar Financial Corp. (a)                                          115,646
                                            200      QC Holdings, Inc. (a)                                                 2,386
                                                                                                                   -------------
                                                                                                                         417,968
--------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                 6,500      Advent Software, Inc. (a)                                           235,365
Services & Systems - 0.9%                   750      Cass Information Systems, Inc.                                       24,833
                                          7,989      CompuCredit Corp. (a)(g)                                            241,348
                                          9,700      Cybersource Corp. (a)                                               114,751
                                         15,100      Deluxe Corp.                                                        258,210
                                         11,530      Digital Insight Corp. (a)                                           338,060
                                         14,788      eFunds Corp. (a)                                                    357,574
                                          7,923      eSpeed, Inc. Class A (a)                                             72,892
                                          3,300      Heartland Payment Systems, Inc. (g)                                  85,800
                                         17,000      Hypercom Corp. (a)                                                  115,260
                                         28,600      Jack Henry & Associates, Inc.                                       622,622
                                          7,882      John H. Harland Co.                                                 287,299
                                          9,649      Kronos, Inc. (a)                                                    328,934
                                          5,300      Online Resources Corp. (a)                                           64,925
                                          7,900      Open Solutions, Inc. (a)                                            227,599
                                          6,900      TNS, Inc. (a)                                                       103,914
                                          8,100      TradeStation Group, Inc. (a)                                        122,067
                                         12,700      Wright Express Corp. (a)                                            305,562
                                                                                                                   -------------
                                                                                                                       3,907,015
--------------------------------------------------------------------------------------------------------------------------------
Financial Information                     4,100      Bankrate, Inc. (a)                                                  108,896
Services - 0.2%                          13,400      INVESTools, Inc. (a)                                                142,442
                                         10,600      Interactive Data Corp. (a)                                          211,470
                                          3,700      Morningstar, Inc. (a)                                               136,530
                                         36,200      Move, Inc. (a)                                                      177,742
                                         25,622      S1 Corp. (a)                                                        118,117
                                          8,200      TheStreet.com, Inc.                                                  87,248
                                            400      Value Line, Inc.                                                     18,644
                                                                                                                   -------------
                                                                                                                       1,001,089
--------------------------------------------------------------------------------------------------------------------------------
Financial                                 3,700      ACE Cash Express, Inc. (a)                                          110,593
Miscellaneous - 0.9%                      7,500      Advanta Corp. Class B                                               276,750
                                          5,300      Asset Acceptance Capital Corp. (a)                                   86,125
                                          8,819      Cash America International, Inc.                                    344,647
                                            600      Enstar Group, Inc. (a)                                               57,324
                                          4,900      Federal Agricultural Mortgage Corp. Class B                         129,703
                                          8,600      Financial Federal Corp.                                             230,480
                                         10,800      First Cash Financial Services, Inc. (a)                             222,372
                                          9,600      Global Cash Access, Inc. (a)                                        144,864
                                          9,200      Harris & Harris Group, Inc.                                         112,976
                                          5,099      LandAmerica Financial Group, Inc.                                   335,463
                                          7,400      Medallion Financial Corp.                                            81,622
                                          6,100      Portfolio Recovery Associates, Inc. (a)                             267,607
                                          4,200      Sanders Morris Harris Group, Inc.                                    52,542
                                         20,036      Sotheby's Holdings Inc. Class A                                     645,960
                                          8,316      Sterling Bancorp                                                    163,492
                                          6,822      Stewart Information Services Corp.                                  237,201
                                          2,833      Stifel Financial Corp. (a)                                           89,919

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,076      Triad Guaranty, Inc. (a)                                      $     157,399
                                          2,191      WSFS Financial Corp.                                                136,258
                                            600      Wauwatosa Holdings, Inc. (a)                                         10,590
                                                                                                                   -------------
                                                                                                                       3,893,887
--------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                             12,600      Chiquita Brands International, Inc.                                 168,588
                                          6,900      Diamond Foods, Inc.                                                  98,739
                                         16,384      Flowers Foods, Inc.                                                 440,402
                                         11,057      Hain Celestial Group, Inc. (a)                                      282,617
                                          4,300      J&J Snack Foods Corp.                                               133,730
                                          9,600      Lance, Inc.                                                         211,392
                                          3,300      M&F Worldwide Corp. (a)                                              48,510
                                            863      Maui Land & Pineapple Co., Inc. (a)                                  25,605
                                          5,000      Medifast, Inc (a)                                                    43,400
                                         17,600      NBTY, Inc. (a)                                                      515,152
                                         10,100      Performance Food Group Co. (a)                                      283,709
                                         12,800      Pilgrim's Pride Corp.                                               350,080
                                          3,000      Premium Standard Farms, Inc.                                         57,150
                                          9,595      Ralcorp Holdings, Inc. (a)                                          462,767
                                          6,550      Sanderson Farms, Inc.                                               211,958
                                            112      Seaboard Corp.                                                      134,960
                                         14,657      Sensient Technologies Corp.                                         286,837
                                         10,877      Tootsie Roll Industries, Inc.                                       318,805
                                          9,500      TreeHouse Foods, Inc. (a)                                           224,675
                                                                                                                   -------------
                                                                                                                       4,299,076
--------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                    3,209      Deltic Timber Corp.                                                 152,941
                                          6,334      Universal Forest Products, Inc.                                     310,683
                                                                                                                   -------------
                                                                                                                         463,624
--------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                     9,100      Ennis, Inc.                                                         197,015
Services - 0.1%                           5,645      The Standard Register Co.                                            74,514
                                                                                                                   -------------
                                                                                                                         271,529
--------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors &                        12,900      Alderwoods Group, Inc. (a)                                          255,807
Cemeteries - 0.1%                        33,324      Stewart Enterprises, Inc. Class A                                   195,278
                                                                                                                   -------------
                                                                                                                         451,085
--------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                             11,900      Apogee Enterprises, Inc.                                            180,999
--------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                              97,100      Coeur d'Alene Mines Corp. (a)                                       457,341
                                          5,300      Royal Gold, Inc. (g)                                                143,789
                                                                                                                   -------------
                                                                                                                         601,130
--------------------------------------------------------------------------------------------------------------------------------
Health Care                               3,800      Capital Senior Living Corp. (a)                                      35,150
Facilities - 0.7%                         8,800      Five Star Quality Care, Inc. (a)                                     94,688
                                          7,300      Genesis HealthCare Corp. (a)                                        347,699
                                          8,990      Kindred Healthcare, Inc. (a)                                        267,273
                                          6,350      LCA-Vision, Inc.                                                    262,319
                                          3,700      Medcath Corp. (a)                                                   111,333
                                          1,800      National Healthcare Corp.                                            96,714
                                         17,400      Psychiatric Solutions, Inc. (a)                                     593,166
                                          5,000      Radiation Therapy Services, Inc. (a)                                146,150
                                          5,800      Res-Care, Inc. (a)                                                  116,522
                                         10,200      Sun Healthcare Group, Inc. (a)                                      109,548
                                         13,674      Sunrise Senior Living, Inc. (a)                                     408,442
                                         15,950      United Surgical Partners International, Inc. (a)                    396,038
                                                                                                                   -------------
                                                                                                                       2,985,042
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Health Care Management                   16,400      AMERIGROUP Corp. (a)                                          $     484,620
Services - 0.7%                          14,141      Allscripts Healthcare Solutions, Inc. (a)                           317,465
                                         11,300      Amsurg Corp. (a)                                                    251,538
                                         12,400      Centene Corp. (a)                                                   203,856
                                          4,100      Computer Programs & Systems, Inc.                                   134,357
                                          1,657      Corvel Corp. (a)                                                     58,128
                                         16,431      Eclipsys Corp. (a)                                                  294,279
                                          4,700      Healthspring, Inc. (a)                                               90,475
                                          7,200      Horizon Health Corp. (a)                                            109,944
                                          3,900      Molina Healthcare, Inc. (a)                                         137,904
                                          7,700      Omnicell, Inc. (a)                                                  137,753
                                         12,237      Per-Se Technologies, Inc. (a)                                       278,759
                                         10,800      Phase Forward, Inc. (a)                                             128,952
                                          5,500      Vital Images, Inc. (a)                                              173,690
                                                                                                                   -------------
                                                                                                                       2,801,720
--------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%               6,500      Adeza Biomedical Corp. (a)                                          106,665
                                          3,600      Alliance Imaging, Inc. (a)                                           28,116
                                          4,400      Amedisys, Inc. (a)                                                  174,548
                                         13,400      Apria Healthcare Group, Inc. (a)                                    264,516
                                          4,600      Bio-Reference Labs, Inc. (a)                                        103,270
                                         10,912      Gentiva Health Services, Inc. (a)                                   179,393
                                         11,025      Healthcare Services Group                                           277,389
                                         11,700      Healthways, Inc. (a)                                                521,820
                                         12,700      Hythiam, Inc. (a)(g)                                                 91,694
                                          2,000      LHC Group, Inc. (a)                                                  44,640
                                          7,900      Matria Healthcare, Inc. (a)                                         219,541
                                            500      Nighthawk Radiology Holdings, Inc. (a)                                9,565
                                         11,000      Odyssey HealthCare, Inc. (a)(g)                                     155,980
                                          5,200      Symbion, Inc. (a)                                                    95,472
                                          5,300      VistaCare, Inc. Class A (a)                                          55,120
                                                                                                                   -------------
                                                                                                                       2,327,729
--------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                      17,000      Hovnanian Enterprises, Inc. Class A (a)(g)                          498,780
                                          5,460      Levitt Corp. Class A                                                 64,210
                                          4,900      M/I Homes, Inc.                                                     173,215
                                          7,500      Meritage Homes Corp. (a)                                            312,075
                                            700      Orleans Homebuilders, Inc.                                            8,211
                                          6,062      Technical Olympic USA, Inc.                                          59,589
                                         12,700      WCI Communities, Inc. (a)(g)                                        221,488
                                                                                                                   -------------
                                                                                                                       1,337,568
--------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                        6,500      Lodgian, Inc. (a)                                                    86,320
                                          6,379      Marcus Corp.                                                        146,526
                                          7,900      Morgans Hotel Group Co. (a)                                          98,750
                                                                                                                   -------------
                                                                                                                         331,596
--------------------------------------------------------------------------------------------------------------------------------
Household                                 4,900      American Woodmark Corp. (g)                                         165,081
Furnishings - 0.5%                        9,900      Ethan Allen Interiors, Inc.                                         343,134
                                         14,100      Furniture Brands International, Inc. (g)                            268,464
                                          8,836      Haverty Furniture Cos., Inc.                                        140,934
                                          1,600      Hooker Furniture Corp.                                               23,456
                                         17,200      La-Z-Boy, Inc. (g)                                                  240,112
                                          5,000      Lifetime Brands, Inc.                                                92,600

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,700      Sealy Corp.                                                   $      61,382
                                         17,900      Select Comfort Corp. (a)(g)                                         391,652
                                          4,800      Stanley Furniture Co., Inc.                                         102,288
                                         15,800      Tempur-Pedic International, Inc. (a)(g)                             271,286
                                                                                                                   -------------
                                                                                                                       2,100,389
--------------------------------------------------------------------------------------------------------------------------------
Identification Control &                  9,912      Advanced Energy Industries, Inc. (a)                                168,900
Filter Devices - 0.6%                    15,341      Asyst Technologies, Inc. (a)                                        103,705
                                          3,100      Badger Meter, Inc.                                                   78,089
                                          8,132      ESCO Technologies, Inc. (a)                                         374,397
                                          7,600      Flanders Corp. (a)                                                   65,056
                                          1,775      The Gorman-Rupp Co.                                                  58,043
                                         22,228      L-1 Identity Solutions, Inc. (a)                                    290,075
                                          9,826      Mine Safety Appliances Co.                                          350,199
                                         11,982      Paxar Corp. (a)                                                     239,400
                                          7,700      RAE Systems, Inc. (a)                                                23,485
                                          3,912      Robbins & Myers, Inc.                                               120,959
                                          9,727      Veeco Instruments, Inc. (a)                                         195,999
                                          5,996      Vicor Corp.                                                          69,194
                                          8,436      Watts Water Technologies, Inc. Class A                              267,927
                                         10,517      X-Rite, Inc.                                                        112,952
                                                                                                                   -------------
                                                                                                                       2,518,380
--------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                7,000      Smith & Wesson Holding Corp. (a)                                     97,160
                                          4,000      TAL International Group, Inc.                                        84,840
                                                                                                                   -------------
                                                                                                                         182,000
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                   21,500      American Equity Investment Life Holding Co.                         263,805
                                         14,005      Delphi Financial Group Class A                                      558,519
                                          2,780      Great American Financial Resources, Inc.                             58,185
                                          1,042      Kansas City Life Insurance Co.                                       47,078
                                            662      National Western Life Insurance Co. Class A                         152,187
                                         35,700      The Phoenix Cos., Inc.                                              499,800
                                          6,793      Presidential Life Corp.                                             151,959
                                         11,300      Universal American Financial Corp. (a)                              181,591
                                                                                                                   -------------
                                                                                                                       1,913,124
--------------------------------------------------------------------------------------------------------------------------------
Insurance:                               10,240      Alfa Corp.                                                          176,845
Multi-Line - 0.5%                         2,986      CNA Surety Corp. (a)                                                 60,317
                                          7,409      Crawford & Co. Class B                                               50,307
                                          2,000      EMC Insurance Group, Inc.                                            57,680
                                          3,225      FBL Financial Group, Inc. Class A                                   107,941
                                          8,400      HealthExtras, Inc. (a)                                              237,804
                                         11,006      Hilb Rogal & Hobbs Co.                                              469,406
                                         16,668      Horace Mann Educators Corp.                                         320,526
                                          1,240      Independence Holding Co.                                             26,982
                                         11,100      Meadowbrook Insurance Group, Inc. (a)                               124,986
                                          2,297      Pico Holdings, Inc. (a)                                              74,767
                                         13,255      Zenith National Insurance Corp.                                     528,742
                                                                                                                   -------------
                                                                                                                       2,236,303
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%      10,100      21st Century Insurance Group                                        150,995
                                          4,550      Affirmative Insurance Holdings, Inc.                                 66,658
                                          3,171      American Physicians Capital, Inc. (a)                               153,413
                                         11,566      Argonaut Group, Inc. (a)                                            358,893

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,032      Baldwin & Lyons, Inc. Class B                                 $      97,655
                                          4,500      Bristol West Holdings, Inc.                                          65,475
                                         17,200      Commerce Group, Inc.                                                516,860
                                          3,400      Darwin Professional Underwriters, Inc. (a)                           75,514
                                          4,700      Direct General Corp.                                                 63,262
                                          3,244      Donegal Group, Inc. Class A                                          65,594
                                          4,500      FPIC Insurance Group, Inc. (a)                                      178,245
                                          3,500      First Acceptance Corp. (a)                                           40,215
                                         20,900      Fremont General Corp.                                               292,391
                                          4,362      Harleysville Group, Inc.                                            152,626
                                          6,600      Infinity Property & Casualty Corp.                                  271,458
                                          1,500      James River Group, Inc. (a)                                          44,025
                                          2,858      The Midland Co.                                                     123,809
                                            500      NYMAGIC, Inc.                                                        15,850
                                          4,100      National Interstate Corp.                                           100,860
                                          4,100      Navigators Group, Inc. (a)                                          196,841
                                          2,500      Odyssey Re Holdings Corp.                                            84,450
                                         21,515      Ohio Casualty Corp.                                                 556,593
                                         10,206      PMA Capital Corp. Class A (a)                                        90,017
                                         10,523      ProAssurance Corp. (a)                                              518,573
                                          6,754      RLI Corp.                                                           343,036
                                          1,900      SCPIE Holdings, Inc. (a)                                             44,726
                                          5,500      Safety Insurance Group, Inc.                                        267,630
                                          7,800      SeaBright Insurance Holdings, Inc. (a)                              108,966
                                          9,854      Selective Insurance Group                                           518,419
                                          3,512      State Auto Financial Corp.                                          107,291
                                          6,500      Tower Group, Inc.                                                   216,775
                                          8,100      United Fire & Casualty Co.                                          253,530
                                                                                                                   -------------
                                                                                                                       6,140,645
--------------------------------------------------------------------------------------------------------------------------------
Investment Management                    24,856      Apollo Investment Corp.                                             509,804
Companies - 0.7%                         14,139      Ares Capital Corp.                                                  246,301
                                          8,800      Calamos Asset Management, Inc. Class A                              258,016
                                            500      Capital Southwest Corp.                                              59,575
                                          2,500      Cohen & Steers, Inc.                                                 80,900
                                          2,796      GAMCO Investors, Inc. Class A                                       106,416
                                         20,200      MCG Capital Corp.                                                   329,866
                                          8,723      NGP Capital Resources Co.                                           127,269
                                         12,000      National Financial Partners Corp.                                   492,360
                                          3,200      Technology Investment Capital Corp.                                  46,816
                                         28,300      Waddell & Reed Financial, Inc. Class A                              700,425
                                                                                                                   -------------
                                                                                                                       2,957,748
--------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                       16,000      Fossil, Inc. (a)                                                    344,640
Gemstones - 0.1%                          7,200      Movado Group, Inc.                                                  183,024
                                                                                                                   -------------
                                                                                                                         527,664
--------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                       9,400      Bally Total Fitness Holding Corp. (a)(g)                             14,194
                                         24,000      Callaway Golf Co.                                                   314,640
                                          8,500      Great Wolf Resorts, Inc. (a)                                        101,660
                                         12,800      K2, Inc. (a)                                                        150,144
                                          9,600      Life Time Fitness, Inc. (a)                                         444,384
                                         19,900      Six Flags, Inc. (a)(g)                                              104,077
                                          2,300      Steinway Musical Instruments, Inc. (a)                               64,400
                                          9,556      Vail Resorts, Inc. (a)                                              382,431
                                          4,800      West Marine, Inc. (a)                                                67,200
                                                                                                                   -------------
                                                                                                                       1,643,130
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Machinery &                              14,190      Applied Industrial Technologies, Inc.                         $     346,236
Engineering - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Machinery:                                3,450      Gehl Co. (a)                                                         92,391
Agricultural - 0.1%                       5,013      Lindsay Manufacturing Co.                                           144,124
                                                                                                                   -------------
                                                                                                                         236,515
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                 7,600      ASV, Inc. (a)(g)                                                    113,316
Handling - 0.1%                           5,417      Astec Industries, Inc. (a)                                          136,779
                                          1,587      NACCO Industries, Inc. Class A                                      215,689
                                                                                                                   -------------
                                                                                                                         465,784
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                17,000      Briggs & Stratton Corp.                                             468,350
                                          4,500      Raser Techonologies, Inc. (a)(g)                                     25,020
                                                                                                                   -------------
                                                                                                                         493,370
--------------------------------------------------------------------------------------------------------------------------------
Machinery:                                8,300      Actuant Corp. Class A                                               415,830
Industrial/Specialty - 0.5%               5,000      Columbus McKinnon Corp. (a)                                          90,150
                                          1,400      DXP Enterprises, Inc. (a)                                            32,746
                                          6,700      EnPro Industries, Inc. (a)                                          201,402
                                          3,970      Kadant, Inc. (a)                                                     97,503
                                          2,200      Middleby Corp. (a)                                                  169,532
                                          9,310      Nordson Corp.                                                       371,097
                                          7,328      Tecumseh Products Co. Class A (a)                                   111,459
                                          5,174      Tennant Co.                                                         125,935
                                          9,279      Woodward Governor Co.                                               311,217
                                                                                                                   -------------
                                                                                                                       1,926,871
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                       2,800      Allis-Chalmers Energy, Inc. (a)                                      40,992
Equipment & Services - 1.2%               2,800      Basic Energy Services, Inc. (a)                                      68,320
                                          7,502      CARBO Ceramics, Inc.                                                270,297
                                          7,300      Complete Production Services, Inc. (a)                              144,102
                                          3,188      Dril-Quip, Inc. (a)                                                 215,764
                                          5,917      Gulf Island Fabrication, Inc.                                       154,375
                                         32,443      Hanover Compressor Co. (a)(g)                                       591,111
                                          7,140      Hornbeck Offshore Services, Inc. (a)                                239,190
                                          6,449      Hydril Co. (a)                                                      361,531
                                         22,346      Input/Output, Inc. (a)                                              221,896
                                          5,500      Lufkin Industries, Inc.                                             291,060
                                          5,800      NATCO Group, Inc. Class A (a)                                       167,040
                                         28,320      Newpark Resources, Inc. (a)                                         150,946
                                         15,700      Oil States International, Inc. (a)                                  431,750
                                         34,281      Parker Drilling Co. (a)                                             242,709
                                          6,800      RPC, Inc.                                                           124,576
                                          8,900      Sulphco, Inc. (a)(g)                                                 55,269
                                          2,100      Superior Well Services, Inc. (a)                                     41,580
                                            400      T-3 Energy Services Inc. (a)                                          8,028
                                          5,100      Trico Marine Services, Inc. (a)                                     172,125
                                          1,900      Union Drilling, Inc. (a)                                             20,900
                                          9,826      Universal Compression Holdings, Inc. (a)                            525,200
                                          9,957      W-H Energy Services, Inc. (a)                                       412,917
                                          2,300      Warrior Energy Service Corp. (a)                                     59,225
                                                                                                                   -------------
                                                                                                                       5,010,903
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%              10,300      Bucyrus International, Inc.                                         436,926
                                          4,000      Cascade Corp. (g)                                                   182,600
                                         10,300      Flow International Corp. (a)                                        133,591
                                          4,441      Semitool, Inc. (a)                                                   45,920
                                          4,300      TurboChef Technologies, Inc. (a)(g)                                  59,770
                                                                                                                   -------------
                                                                                                                         858,807
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%               1,300      Cavco Industries, Inc. (a)                                    $      40,963
                                         24,127      Champion Enterprises, Inc. (a)                                      166,476
                                          3,905      Palm Harbor Homes, Inc. (a)(g)                                       58,419
                                          2,201      Skyline Corp.                                                        84,100
                                                                                                                   -------------
                                                                                                                         349,958
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                     15,259      Federal Signal Corp.                                                232,700
                                          3,931      Standex International Corp.                                         109,596
                                                                                                                   -------------
                                                                                                                         342,296
--------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                          7,700      Abaxis, Inc. (a)                                                    180,103
Instruments &                             5,600      Abiomed, Inc. (a)                                                    82,824
Supplies - 2.8%                          17,700      Align Technology, Inc. (a)                                          201,426
                                         21,600      American Medical Systems Holdings, Inc. (a)                         398,088
                                          3,400      Angiodynamics, Inc. (a)                                              70,414
                                          6,608      Arrow International, Inc.                                           210,200
                                          5,800      Bio-Rad Laboratories, Inc. Class A (a)                              410,234
                                          5,149      Biosite, Inc. (a)                                                   238,038
                                         17,300      Cepheid, Inc. (a)                                                   124,906
                                          6,600      Cerus Corp. (a)                                                      36,630
                                          6,100      Conceptus, Inc. (a)                                                 107,909
                                         10,428      Conmed Corp. (a)                                                    220,135
                                          9,800      Conor Medsystems, Inc. (a)                                          230,986
                                          8,169      Cyberonics, Inc. (a)                                                143,203
                                          7,100      DJO, Inc. (a)                                                       294,863
                                          7,500      DexCom, Inc. (a)                                                     83,475
                                         15,400      Encore Medical Corp. (a)                                             97,020
                                          3,000      ev3, Inc. (a)                                                        51,030
                                          5,500      FoxHollow Technologies, Inc. (a)(g)                                 188,045
                                          7,600      I-Flow Corp. (a)                                                     91,352
                                          5,650      ICU Medical, Inc. (a)                                               256,962
                                          7,700      IRIS International, Inc. (a)                                         88,550
                                         21,543      Immucor, Inc. (a)                                                   482,779
                                          9,822      Invacare Corp.                                                      231,013
                                          8,640      Inverness Medical Innovations, Inc. (a)                             300,326
                                         14,600      Kyphon, Inc. (a)                                                    546,332
                                          2,678      Landauer, Inc.                                                      135,909
                                         10,200      Lifecell Corp. (a)                                                  328,644
                                          1,600      Medical Action Industries, Inc. (a)                                  43,024
                                         13,044      Mentor Corp.                                                        657,287
                                          6,700      Meridian Bioscience, Inc.                                           157,517
                                         11,110      Merit Medical Systems, Inc. (a)                                     150,874
                                          6,937      Molecular Devices Corp. (a)                                         128,265
                                            500      Northstar Neuroscience, Inc. (a)                                      6,600
                                         12,800      NuVasive, Inc. (a)                                                  257,408
                                         17,059      OraSure Technologies, Inc. (a)                                      137,154
                                         12,698      Owens & Minor, Inc.                                                 417,637
                                         23,473      PSS World Medical, Inc. (a)                                         469,225
                                          5,300      Palomar Medical Technologies, Inc. (a)                              223,660
                                          8,529      PolyMedica Corp.                                                    365,126
                                          6,315      SonoSite, Inc. (a)                                                  179,346
                                         12,200      Spectranetic Corp (a)                                               142,740
                                         10,200      Stereotaxis, Inc. (a)                                               105,570
                                         21,400      Steris Corp.                                                        514,884
                                          6,183      SurModics, Inc. (a)(g)                                              217,147

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         10,000      Symmetry Medical, Inc. (a)                                    $     150,900
                                         24,100      ThermoGenesis Corp. (a)                                              92,785
                                         17,547      Thoratec Corp. (a)                                                  273,908
                                          9,160      Ventana Medical Systems, Inc. (a)                                   374,003
                                          9,700      Viasys Healthcare, Inc. (a)                                         264,228
                                          1,524      Vital Signs, Inc.                                                    86,271
                                          9,876      West Pharmaceutical Services, Inc.                                  387,830
                                         12,800      Wright Medical Group, Inc. (a)                                      310,400
                                            600      Young Innovations, Inc.                                              21,576
                                                                                                                   -------------
                                                                                                                      11,966,761
--------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                   4,600      Air Methods Corp. (a)                                               108,560
                                         11,400      Magellan Health Services, Inc. (a)                                  485,640
                                         11,371      Option Care, Inc.                                                   152,258
                                          9,297      Parexel International Corp. (a)                                     307,638
                                          7,395      RehabCare Group, Inc. (a)                                            96,875
                                                                                                                   -------------
                                                                                                                       1,150,971
--------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                  1,500      Ampco-Pittsburgh Corp.                                               46,395
                                          3,900      CIRCOR International, Inc.                                          119,145
                                            300      Compx International, Inc.                                             4,677
                                          3,200      Dynamic Materials Corp.                                             103,712
                                          8,450      Encore Wire Corp. (a)(g)                                            298,201
                                          5,800      Insteel Industries, Inc.                                            115,246
                                         10,426      Kaydon Corp. (g)                                                    385,971
                                          4,600      LB Foster Co. Class A (a)                                            74,060
                                          9,558      Lone Star Technologies, Inc. (a)                                    462,416
                                         11,663      Maverick Tube Corp. (a)                                             756,112
                                          6,200      Mueller Water Products, Inc. (a)                                     90,582
                                          5,765      NN, Inc.                                                             68,200
                                          7,155      NS Group, Inc. (a)                                                  461,855
                                         12,010      Quanex Corp.                                                        364,504
                                          8,100      RBC Bearings, Inc. (a)                                              195,615
                                          6,913      RTI International Metals, Inc. (a)                                  301,269
                                          8,293      Ryerson, Inc.                                                       181,534
                                          7,500      Superior Essex, Inc. (a)                                            256,875
                                          5,458      Valmont Industries, Inc.                                            285,181
                                                                                                                   -------------
                                                                                                                       4,571,550
--------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                         2,500      AM Castle & Co.                                                      67,100
Miscellaneous - 0.5%                      6,873      AMCOL International Corp.                                           171,206
                                          7,211      Brush Engineered Materials, Inc. (a)                                179,338
                                         13,836      Cleveland-Cliffs, Inc. (g)                                          527,290
                                          9,100      Compass Minerals International, Inc.                                257,621
                                         31,244      GrafTech International Ltd. (a)                                     182,465
                                         43,900      Hecla Mining Co. (a)                                                251,986
                                          6,653      Minerals Technologies, Inc.                                         355,270
                                         12,564      Stillwater Mining Co. (a)                                           105,537
                                                                                                                   -------------
                                                                                                                       2,097,813
--------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                    4,100      MGP Ingredients, Inc.                                                87,207
Processing - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                  2,600      Core-Mark Holdings Co., Inc. (a)                                     81,484
Consumer Discretionary - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer                    7,200      Reddy Ice Holdings, Inc.                                            174,240
Staples - 0.0%
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                 8,450      Ceradyne, Inc. (a)                                            $     347,211
Commodities - 0.2%                       11,779      Symyx Technologies, Inc. (a)                                        249,597
                                          6,789      WD-40 Co.                                                           242,163
                                                                                                                   -------------
                                                                                                                         838,971
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                 8,938      Insituform Technologies, Inc. Class A (a)                           217,015
Processing - 0.3%                         9,800      Metal Management, Inc.                                              272,832
                                          5,255      Rogers Corp. (a)                                                    324,496
                                         27,459      USEC, Inc.                                                          264,705
                                          1,900      Xerium Technologies, Inc.                                            21,052
                                                                                                                   -------------
                                                                                                                       1,100,100
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                   27,200      BE Aerospace, Inc. (a)                                              573,648
Durables - 0.2%                          11,100      Blount International, Inc. (a)                                      111,222
                                                                                                                   -------------
                                                                                                                         684,870
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                             6,500      IHS, Inc. Class A (a)                                               208,520
Technology - 0.1%                         2,700      iRobot Corp. (a)                                                     54,162
                                                                                                                   -------------
                                                                                                                         262,682
--------------------------------------------------------------------------------------------------------------------------------
Multi-Sector                              4,800      Compass Diversified Trust                                            73,440
Companies - 0.3%                         18,471      GenCorp, Inc. (a)(g)                                                237,168
                                          4,200      GenTek Inc. (a)                                                     115,962
                                          7,594      Kaman Corp. Class A                                                 136,768
                                          8,099      Lancaster Colony Corp.                                              362,511
                                          6,500      Raven Industries, Inc.                                              195,065
                                          1,765      Sequa Corp. Class A (a)                                             165,663
                                                                                                                   -------------
                                                                                                                       1,286,577
--------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business              14,300      ACCO Brands Corp. (a)                                               318,318
Equipment - 0.3%                         22,200      Herman Miller, Inc.                                                 759,462
                                          8,274      Kimball International, Inc. Class B                                 159,688
                                          9,400      Knoll, Inc.                                                         189,880
                                          9,840      Presstek, Inc. (a)                                                   53,038
                                                                                                                   -------------
                                                                                                                       1,480,386
--------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                  8,554      Atwood Oceanics, Inc. (a)                                           384,673
                                          3,000      Bois d'Arc Energy, Inc. (a)                                          45,900
                                          5,700      Hercules Offshore, Inc. (a)                                         176,985
                                                                                                                   -------------
                                                                                                                         607,558
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%               7,400      ATP Oil & Gas Corp. (a)                                             273,356
                                          2,800      Arena Resources, Inc. (a)                                            89,936
                                          6,650      Atlas America, Inc. (a)                                             283,822
                                         18,100      Aurora Oil & Gas Corp. (a)                                           55,386
                                         13,002      Berry Petroleum Co. Class A                                         366,136
                                          8,600      Bill Barrett Corp. (a)                                              211,216
                                         19,300      Brigham Exploration Co. (a)                                         130,661
                                          6,000      Bronco Drilling Co., Inc. (a)                                       105,480
                                          5,600      Callon Petroleum Co. (a)                                             75,936
                                          5,600      Carrizo Oil & Gas, Inc. (a)                                         144,424
                                          2,400      Clayton Williams Energy, Inc. (a)                                    72,720
                                         13,657      Comstock Resources, Inc. (a)                                        370,788
                                            800      Delek US Holdings, Inc. (a)                                          14,800
                                         13,900      EXCO Resources, Inc. (a)                                            172,499
                                          7,300      Edge Petroleum Corp. (a)                                            120,231
                                         18,800      Encore Acquisition Co. (a)                                          457,592
                                         14,300      Energy Partners Ltd. (a)(g)                                         352,495

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         12,000      The Exploration Co. of Delaware, Inc. (a)                     $     114,840
                                         21,900      Gasco Energy, Inc. (a)(g)                                            59,130
                                          5,700      GeoGlobal Resources, Inc. (a)(g)                                     33,402
                                          4,200      Goodrich Petroleum Corp. (a)                                        126,504
                                         61,643      Grey Wolf, Inc. (a)                                                 411,775
                                          1,000      Gulfport Energy Corp. (a)                                            11,590
                                         12,700      Harvest Natural Resources, Inc. (a)                                 131,445
                                          8,983      Houston Exploration Co. (a)                                         495,412
                                         23,200      Mariner Energy, Inc. (a)                                            426,184
                                          9,900      McMoRan Exploration Co. (a)(g)                                      175,626
                                         27,511      Meridian Resource Corp. (a)                                          84,184
                                         12,800      Parallel Petroleum Corp. (a)                                        256,768
                                         45,062      PetroHawk Energy Corp. (a)                                          467,744
                                          6,300      Petroleum Development Corp. (a)                                     251,307
                                         13,000      Petroquest Energy, Inc. (a)                                         135,590
                                         12,300      Pioneer Drilling Co. (a)                                            157,932
                                          8,900      Quest Resource Corp. (a)                                             79,032
                                          4,949      Resource America, Inc. Class A                                      102,939
                                         15,600      Rosetta Resources, Inc. (a)                                         267,852
                                          8,578      Stone Energy Corp. (a)                                              347,237
                                          9,217      Swift Energy Co. (a)                                                385,455
                                          4,300      Toreador Resources Corp. (a)                                         79,206
                                         20,000      Transmeridian Exploration, Inc. (a)(g)                               79,000
                                         16,400      Warren Resources, Inc. (a)                                          199,752
                                          6,500      Western Refining, Inc.                                              151,060
                                         11,710      Whiting Petroleum Corp. (a)                                         469,571
                                                                                                                   -------------
                                                                                                                       8,798,015
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                          19,500      Delta Petroleum Corp. (a)                                           438,555
Domestic - 0.2%                           3,400      GMX Resources Inc. (a)(g)                                           106,726
                                          4,500      Giant Industries, Inc. (a)                                          365,400
                                                                                                                   -------------
                                                                                                                         910,681
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                          21,700      Vaalco Energy, Inc. (a)                                             155,806
International - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                 16,576      Ferro Corp.                                                         294,721
                                         20,380      H.B. Fuller Co.                                                     477,707
                                          1,693      Kronos Worldwide, Inc.                                               48,741
                                                                                                                   -------------
                                                                                                                         821,169
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                              9,726      Albany International Corp. Class A                                  309,481
                                         16,800      Bowater, Inc.                                                       345,576
                                          7,698      Buckeye Technologies, Inc. (a)                                       65,433
                                          9,974      Caraustar Industries, Inc. (a)                                       79,493
                                          8,892      Chesapeake Corp.                                                    127,245
                                          8,600      Mercer International, Inc. (a)(g)                                    81,184
                                          4,700      Neenah Paper, Inc.                                                  160,881
                                         14,101      P.H. Glatfelter Co.                                                 191,069
                                          8,080      Rock-Tenn Co. Class A                                               159,984
                                         14,242      Wausau Paper Corp.                                                  192,267
                                                                                                                   -------------
                                                                                                                       1,712,613
--------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                           5,600      The Lamson & Sessions Co. (a)                                       133,392
                                          4,300      PW Eagle, Inc. (g)                                                  129,043
                                         12,354      Spartech Corp.                                                      330,716
                                                                                                                   -------------
                                                                                                                         593,151
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                       5,600      American Ecology Corp.                                        $     110,544
Environmental Services                    4,300      Basin Water, Inc. (a)                                                35,217
- 0.2%                                   19,000      Darling International, Inc. (a)                                      79,610
                                         14,546      Headwaters, Inc. (a)                                                339,649
                                          3,100      Team, Inc. (a)                                                       77,686
                                                                                                                   -------------
                                                                                                                         642,706
--------------------------------------------------------------------------------------------------------------------------------
Power Transmission                        9,751      Regal-Beloit Corp.                                                  424,169
Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Printing & Copying                       12,882      Bowne & Co., Inc.                                                   183,955
Services - 0.1%                          16,900      Cenveo, Inc. (a)                                                    318,058
                                          6,900      Schawk, Inc.                                                        125,718
                                                                                                                   -------------
                                                                                                                         627,731
--------------------------------------------------------------------------------------------------------------------------------
Production Technology                     3,300      ADE Corp. (a)                                                       105,666
Equipment - 1.4%                         12,457      ATMI, Inc. (a)                                                      362,125
                                         37,800      Axcelis Technologies, Inc. (a)                                      266,868
                                         23,678      Brooks Automation, Inc. (a)                                         308,998
                                         14,556      Cognex Corp.                                                        367,685
                                         40,468      Credence Systems Corp. (a)                                          115,334
                                         12,000      Cymer, Inc. (a)                                                     526,920
                                          6,331      Dionex Corp. (a)                                                    322,501
                                         11,161      Electro Scientific Industries, Inc. (a)                             229,917
                                         16,700      Emcore Corp. (a)                                                     98,864
                                         43,499      Entegris, Inc. (a)                                                  474,574
                                          7,690      Esterline Technologies Corp. (a)                                    259,614
                                          9,255      FEI Co. (a)                                                         195,373
                                          8,000      Intevac, Inc. (a)                                                   134,400
                                         22,256      Kulicke & Soffa Industries, Inc. (a)                                196,743
                                         24,503      LTX Corp. (a)                                                       122,760
                                          6,200      MTS Systems Corp.                                                   200,508
                                         20,299      Mattson Technology, Inc. (a)                                        168,482
                                          7,462      Photon Dynamics, Inc. (a)                                            99,021
                                         11,979      Photronics, Inc. (a)                                                169,263
                                          5,600      Rofin-Sinar Technologies, Inc. (a)                                  340,312
                                         10,073      Rudolph Technologies, Inc. (a)                                      184,638
                                          8,490      Ultratech, Inc. (a)                                                 113,087
                                         18,113      Varian Semiconductor Equipment Associates, Inc. (a)                 664,747
                                                                                                                   -------------
                                                                                                                       6,028,400
--------------------------------------------------------------------------------------------------------------------------------
Publishing:                               8,394      Banta Corp.                                                         399,554
Miscellaneous - 0.4%                      4,000      Consolidated Graphics, Inc. (a)                                     240,680
                                          2,150      Courier Corp.                                                        79,851
                                          7,982      Martha Stewart Living Omnimedia, Inc. Class A (g)                   141,760
                                          9,907      Playboy Enterprises, Inc. Class B (a)                                93,225
                                         56,100      Primedia, Inc. (a)                                                   85,272
                                          2,800      Private Media Group, Inc. (a)                                        11,312
                                         34,900      The Reader's Digest Association, Inc. Class A                       452,304
                                         11,960      Scholastic Corp. (a)                                                372,554
                                                                                                                   -------------
                                                                                                                       1,876,512
--------------------------------------------------------------------------------------------------------------------------------
Publishing:                              29,800      Belo Corp. Class A                                                  471,138
Newspapers - 0.4%                        11,100      Journal Communications, Inc. Class A                                125,097
                                         14,033      Journal Register Co.                                                 79,567
                                         14,700      Lee Enterprises, Inc.                                               371,028
                                          8,400      Media General, Inc. Class A                                         316,848
                                         29,629      Sun-Times Media Group, Inc.                                         194,959
                                                                                                                   -------------
                                                                                                                       1,558,637
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Radio & TV                               15,700      CKX, Inc. (a)                                                 $     195,465
Broadcasters - 0.5%                      11,700      Citadel Broadcasting Corp.                                          109,980
                                         17,800      Cox Radio, Inc. Class A (a)                                         273,230
                                         16,000      Cumulus Media, Inc. Class A (a)                                     152,960
                                         12,000      Emmis Communications Corp. Class A (a)                              147,000
                                          9,500      Entercom Communications Corp.                                       239,400
                                          1,500      Fisher Communications, Inc. (a)                                      62,325
                                         18,200      Gray Television, Inc.                                               116,662
                                         11,000      Lin TV Corp. Class A (a)                                             85,580
                                          4,200      Outdoor Channel Holdings, Inc. (a)                                   45,738
                                         24,200      Radio One, Inc. Class D (a)                                         151,250
                                          3,183      Salem Communications Corp. Class A                                   36,000
                                         19,064      Sinclair Broadcast Group, Inc. Class A                              149,652
                                         14,884      Spanish Broadcasting System, Inc. Class A (a)                        65,043
                                         18,900      Westwood One, Inc.                                                  133,812
                                          9,396      World Wrestling Entertainment, Inc.                                 154,376
                                                                                                                   -------------
                                                                                                                       2,118,473
--------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                 1,700      American Railcar Industries, Inc.                                    49,487
                                          4,700      Freightcar America, Inc.                                            249,100
                                          4,500      Greenbrier Cos., Inc.                                               130,545
                                         15,339      Westinghouse Air Brake Technologies Corp.                           416,147
                                                                                                                   -------------
                                                                                                                         845,279
--------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                         11,181      Florida East Coast Industries, Inc.                                 638,211
                                         11,475      Genesee & Wyoming, Inc. Class A (a)                                 266,450
                                         12,302      RailAmerica, Inc. (a)                                               134,338
                                                                                                                   -------------
                                                                                                                       1,038,999
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                        1,200      AMREP Corp.                                                          58,644
                                          9,800      Affordable Residential Communities (a)                               94,962
                                          1,800      Avatar Holdings, Inc. (a)(g)                                        106,308
                                          5,500      Bluegreen Corp. (a)                                                  63,085
                                          3,200      California Coastal Communities, Inc.                                 65,792
                                          1,800      Consolidated-Tomoka Land Co.                                        115,506
                                          4,800      Housevalues, Inc. (a)(g)                                             28,032
                                          5,200      Newkirk Realty Trust, Inc.                                           85,696
                                          2,715      Tejon Ranch Co. (a)                                                 115,197
                                         11,300      Trammell Crow Co. (a)                                               412,563
                                                                                                                   -------------
                                                                                                                       1,145,785
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                   21,200      Aames Investment Corp.                                               98,653
Trusts (REITs) - 7.2%                    10,001      Acadia Realty Trust                                                 255,025
                                          3,800      Agree Realty Corp.                                                  124,830
                                            567      Alexander's, Inc. (a)                                               175,912
                                          8,446      Alexandria Real Estate Equities, Inc.                               792,235
                                          7,250      American Campus Communities, Inc.                                   184,948
                                         39,600      American Financial Realty Trust                                     441,936
                                         13,987      American Home Mortgage Investment Corp.                             487,727
                                         22,200      Anthracite Capital, Inc.                                            285,492
                                         14,400      Anworth Mortgage Asset Corp.                                        120,240
                                          5,500      Arbor Realty Trust, Inc.                                            140,580
                                         19,000      Ashford Hospitality Trust, Inc.                                     226,670
                                         20,720      BioMed Realty Trust, Inc.                                           628,645
                                         14,700      Capital Lease Funding, Inc.                                         163,023
                                          2,700      Capital Trust, Inc.                                                 109,971
                                          7,300      Cedar Shopping Centers, Inc.                                        118,041

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,500      CentraCore Properties Trust                                   $     111,125
                                         12,000      Corporate Office Properties Trust                                   537,120
                                         12,100      Cousins Properties, Inc.                                            413,941
                                         24,200      Crescent Real Estate EQT Co.                                        527,802
                                         14,600      Deerfield Triarc Capital Corp.                                      191,406
                                         19,300      DiamondRock Hospitality Co.                                         320,573
                                          4,500      Digital Realty Trust, Inc.                                          140,940
                                          7,027      Eastgroup Properties, Inc.                                          350,366
                                         11,200      Education Realty Trust, Inc.                                        165,312
                                          8,580      Entertainment Properties Trust                                      423,165
                                         17,240      Equity Inns, Inc.                                                   274,461
                                          6,494      Equity Lifestyle Properties, Inc.                                   296,841
                                         11,000      Equity One, Inc.                                                    263,670
                                         14,750      Extra Space Storage, Inc.                                           255,322
                                         18,470      FelCor Lodging Trust, Inc.                                          370,323
                                         20,000      Fieldstone Investment Corp.                                         174,600
                                         15,100      First Industrial Realty Trust, Inc. (g)                             664,400
                                          6,800      First Potomac Realty Trust                                          205,496
                                         15,500      Franklin Street Properties Corp.                                    307,830
                                         46,600      Friedman Billings Ramsey Group, Inc. Class A                        374,198
                                         12,590      GMH Communities Trust                                               158,886
                                          5,200      Getty Realty Corp.                                                  152,256
                                         12,439      Glenborough Realty Trust, Inc.                                      320,055
                                         11,656      Glimcher Realty Trust                                               288,836
                                          3,950      Gramercy Capital Corp.                                               99,579
                                         15,000      Healthcare Realty Trust, Inc.                                       576,150
                                          8,400      Heritage Property Investment Trust                                  306,264
                                         13,600      Hersha Hospitality Trust                                            130,560
                                         17,300      Highland Hospitality Corp.                                          247,909
                                         16,900      Highwoods Properties, Inc.                                          628,849
                                         10,720      Home Properties, Inc.                                               612,755
                                         17,000      HomeBanc Corp.                                                      104,550
                                         24,100      IMPAC Mortgage Holdings, Inc.                                       225,817
                                         21,400      Inland Real Estate Corp.                                            374,928
                                         13,692      Innkeepers USA Trust                                                223,042
                                         14,800      Investors Real Estate Trust                                         144,448
                                          6,000      JER Investors Trust, Inc.                                           102,960
                                         25,000      KKR Financial Corp.                                                 613,500
                                          7,240      Kite Realty Group Trust                                             123,370
                                          6,800      LTC Properties, Inc.                                                164,900
                                         13,320      LaSalle Hotel Properties                                            577,289
                                         17,642      Lexington Corporate Properties Trust                                373,657
                                         25,990      Longview Fibre Co.                                                  528,117
                                         17,200      Luminent Mortgage Capital, Inc.                                     176,988
                                         25,100      MFA Mortgage Investments, Inc.                                      186,995
                                         13,700      Maguire Properties, Inc.                                            558,138
                                         16,200      Medical Properties Trust, Inc.                                      216,918
                                          8,529      Mid-America Apartment Communities, Inc.                             522,145
                                         17,600      The Mills Corp.                                                     294,096
                                          9,250      MortgageIT Holdings, Inc.                                           130,240
                                          7,429      National Health Investors, Inc.                                     210,464
                                         17,775      National Retail Properties, Inc.                                    383,940

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         25,559      Nationwide Health Properties, Inc.                            $     683,447
                                         13,900      Newcastle Investment Corp.                                          380,999
                                         13,400      NorthStar Realty Finance Corp.                                      170,180
                                         10,400      Novastar Financial, Inc. (g)                                        303,576
                                         18,400      Omega Healthcare Investors, Inc.                                    276,184
                                          5,308      PS Business Parks, Inc.                                             320,072
                                          3,804      Parkway Properties, Inc.                                            176,848
                                         11,632      Pennsylvania Real Estate Investment Trust                           495,174
                                         13,386      Post Properties, Inc.                                               636,103
                                         13,247      Potlatch Corp.                                                      491,464
                                          7,800      RAIT Investment Trust                                               225,030
                                          7,000      Ramco-Gershenson Properties Trust                                   223,650
                                         27,700      Realty Income Corp.                                                 684,467
                                          6,195      Redwood Trust, Inc.                                                 312,042
                                         12,500      Republic Property Trust                                             137,750
                                          3,422      Saul Centers, Inc.                                                  153,990
                                         15,000      Saxon Capital, Inc.                                                 210,600
                                         20,214      Senior Housing Properties Trust                                     431,367
                                          2,700      Sizeler Property Investors, Inc.                                     40,581
                                          6,704      Sovran Self Storage, Inc.                                           372,407
                                         33,300      Spirit Finance Corp.                                                386,613
                                         24,900      Strategic Hotel Capital, Inc.                                       495,012
                                          7,243      Sun Communities, Inc.                                               231,486
                                         18,900      Sunstone Hotel Investors, Inc.                                      561,708
                                          9,822      Tanger Factory Outlet Centers, Inc.                                 349,859
                                          2,875      Tarragon Corp.                                                       29,929
                                         21,400      Trustreet Properties, Inc.                                          267,714
                                         13,470      U-Store-It Trust                                                    289,066
                                          3,927      Universal Health Realty Income Trust                                140,783
                                          6,700      Urstadt Biddle Properties, Inc. Class A                             121,739
                                         15,065      Washington Real Estate Investment Trust                             599,587
                                          3,900      Windrose Medical Properties Trust                                    68,952
                                          8,255      Winston Hotels, Inc.                                                101,701
                                          2,300      Winthrop Realty Trust, Inc.                                          14,835
                                                                                                                   -------------
                                                                                                                      30,866,335
--------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &                   5,643      Arctic Cat, Inc.                                                     93,674
Boats - 0.3%                             20,199      Fleetwood Enterprises, Inc. (a)                                     135,939
                                          2,075      Marine Products Corp.                                                20,169
                                          8,524      Monaco Coach Corp.                                                   94,957
                                         12,700      Polaris Industries, Inc.                                            522,605
                                         10,690      Winnebago Industries, Inc. (g)                                      335,452
                                                                                                                   -------------
                                                                                                                       1,202,796
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                3,853      Electro Rent Corp. (a)                                               65,540
Commercial - 0.2%                         4,800      H&E Equipment Services, Inc. (a)                                    117,072
                                          2,000      Interpool, Inc.                                                      44,920
                                          2,000      Marlin Business Services, Inc. (a)                                   41,800
                                          6,210      McGrath RentCorp                                                    158,976
                                         11,200      Williams Scotsman International, Inc. (a)                           239,232
                                                                                                                   -------------
                                                                                                                         667,540
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               13,493      Aaron Rents, Inc.                                                   310,069
Consumer - 0.4%                           3,400      Amerco, Inc. (a)                                                    252,110
                                          7,795      Dollar Thrifty Automotive Group (a)                                 347,423
                                         23,400      Rent-A-Center, Inc. (a)                                             685,386
                                                                                                                   -------------
                                                                                                                       1,594,988
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%                       11,100      AFC Enterprises, Inc. (a)                                     $     160,284
                                         22,500      Applebee's International, Inc.                                      483,975
                                          3,800      BJ's Restaurants, Inc. (a)                                           83,638
                                         13,380      Bob Evans Farms, Inc.                                               405,146
                                          3,225      Buffalo Wild Wings, Inc. (a)                                        123,356
                                          9,000      CBRL Group, Inc.                                                    363,870
                                         10,550      CEC Entertainment, Inc. (a)                                         332,431
                                         18,400      CKE Restaurants, Inc.                                               307,648
                                          6,700      California Pizza Kitchen, Inc. (a)                                  200,531
                                          2,000      Chipotle Mexican Grill, Inc. Class A (a)(g)                          99,340
                                          7,200      Cosi, Inc. (a)                                                       38,592
                                         30,100      Denny's Corp. (a)                                                   102,340
                                         11,250      Domino's Pizza, Inc.                                                288,563
                                          5,848      IHOP Corp.                                                          271,055
                                         11,218      Jack in the Box, Inc. (a)                                           585,355
                                         17,400      Krispy Kreme Doughnuts, Inc. (a)(g)                                 140,940
                                          5,496      Landry's Restaurants, Inc.                                          165,704
                                          7,254      Lone Star Steakhouse & Saloon, Inc.                                 201,444
                                          6,800      Luby's, Inc. (a)                                                     67,116
                                          2,400      McCormick & Schmick's Seafood Restaurants, Inc. (a)                  53,976
                                            600      Morton's Restaurant Group, Inc. (a)                                   9,246
                                         10,184      O'Charleys, Inc. (a)                                                193,190
                                          7,608      PF Chang's China Bistro, Inc. (a)                                   264,074
                                          7,696      Papa John's International, Inc. (a)                                 277,903
                                         12,777      Rare Hospitality International, Inc. (a)                            390,465
                                          6,300      Red Robin Gourmet Burgers, Inc. (a)                                 290,493
                                         17,800      Ruby Tuesday, Inc.                                                  501,782
                                          7,800      Ruth's Chris Steak House, Inc. (a)                                  146,796
                                         13,400      Ryan's Restaurant Group, Inc. (a)                                   212,658
                                         28,800      Sonic Corp. (a)                                                     651,168
                                          8,228      The Steak n Shake Co. (a)                                           138,971
                                         15,000      Texas Roadhouse, Inc. Class A (a)                                   184,200
                                         18,450      Triarc Cos.                                                         278,964
                                                                                                                   -------------
                                                                                                                       8,015,214
--------------------------------------------------------------------------------------------------------------------------------
Retail - 4.2%                             7,924      1-800-FLOWERS.COM, Inc. Class A (a)                                  41,680
                                         13,500      99 Cents Only Stores (a)                                            159,705
                                          6,700      AC Moore Arts & Crafts, Inc. (a)                                    127,501
                                         17,250      Aeropostale, Inc. (a)                                               504,218
                                          5,050      America's Car Mart, Inc. (a)                                         83,073
                                          2,500      Asbury Automotive Group, Inc.                                        51,500
                                          6,700      bebe Stores, Inc.                                                   166,026
                                          9,000      Big 5 Sporting Goods Corp.                                          205,200
                                         35,500      Big Lots, Inc. (a)                                                  703,255
                                         60,400      Blockbuster, Inc. Class A (g)                                       231,936
                                          5,800      Blue Nile, Inc. (a)(g)                                              210,830
                                          3,100      The Bon-Ton Stores, Inc. (g)                                         92,194
                                          6,600      Books-A-Million, Inc.                                               117,810
                                         19,500      Borders Group, Inc.                                                 397,800
                                          9,018      Brown Shoe Co., Inc.                                                323,205
                                          2,249      The Buckle, Inc.                                                     85,327
                                          3,800      Build-A-Bear Workshop, Inc. (a)(g)                                   86,526
                                         13,934      CSK Auto Corp. (a)                                                  196,469
                                          8,500      Cabela's, Inc. Class A (a)(g)                                       184,705

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,850      Cache, Inc. (a)                                               $      68,877
                                         12,400      Casual Male Retail Group, Inc. (a)                                  170,252
                                         10,995      The Cato Corp. Class A                                              240,900
                                          6,100      Central Garden and Pet Co. (a)                                      294,386
                                          6,100      Charlotte Russe Holding, Inc. (a)                                   167,994
                                         40,840      Charming Shoppes, Inc. (a)                                          583,195
                                          7,385      The Children's Place Retail Stores, Inc. (a)                        472,862
                                         11,528      Christopher & Banks Corp.                                           339,845
                                          1,500      Conn's, Inc. (a)                                                     31,305
                                          9,276      Cost Plus, Inc. (a)                                                 111,034
                                            500      DEB Shops, Inc.                                                      12,820
                                          6,709      dELiA*s, Inc. (a)                                                    51,659
                                         16,790      Dress Barn, Inc. (a)                                                366,358
                                         18,700      drugstore.com, Inc. (a)                                              64,515
                                          3,400      Ezcorp, Inc. (a)                                                    131,512
                                          3,900      FTD Group, Inc. (a)                                                  60,255
                                         15,635      Fred's, Inc.                                                        197,314
                                         11,300      GSI Commerce, Inc. (a)                                              167,692
                                          7,500      Gaiam, Inc. (a)                                                      96,825
                                             16      Gander Mountain Co. (a)                                                 111
                                          7,338      Genesco, Inc. (a)                                                   252,941
                                         17,400      Global Imaging Systems, Inc. (a)                                    384,018
                                          7,732      Group 1 Automotive, Inc.                                            385,827
                                          7,939      Guitar Center, Inc. (a)                                             354,715
                                         10,258      Gymboree Corp. (a)                                                  432,682
                                         15,581      HOT Topic, Inc. (a)                                                 173,572
                                         13,575      Hibbett Sporting Goods, Inc. (a)                                    355,394
                                         18,098      Insight Enterprises, Inc. (a)                                       373,000
                                          7,370      J Crew Group, Inc. (a)                                              221,616
                                          7,605      Jo-Ann Stores, Inc. (a)                                             127,156
                                          5,133      Jos. A. Bank Clothiers, Inc. (a)(g)                                 153,785
                                          1,447      Lawson Products, Inc.                                                60,658
                                          5,300      Lithia Motors, Inc. Class A                                         131,016
                                          6,700      MarineMax, Inc. (a)                                                 170,515
                                         15,100      Men's Wearhouse, Inc.                                               561,871
                                          4,900      New York & Co. (a)                                                   64,092
                                          4,800      Overstock.com, Inc. (a)(g)                                           84,144
                                         15,510      PEP Boys-Manny, Moe & Jack                                          199,304
                                         22,500      Pacific Sunwear of California, Inc. (a)                             339,300
                                          8,100      The Pantry, Inc. (a)                                                456,597
                                         21,100      Payless Shoesource, Inc. (a)                                        525,390
                                          8,200      PetMed Express, Inc. (a)                                             85,608
                                         19,800      Petco Animal Supplies, Inc. (a)                                     567,072
                                         27,599      Pier 1 Imports, Inc.                                                204,785
                                          9,316      Priceline.com, Inc. (a)                                             342,736
                                         13,300      Restoration Hardware, Inc. (a)                                      115,311
                                          6,700      Retail Ventures, Inc. (a)                                           103,247
                                          8,800      Rush Enterprises, Inc. Class A (a)                                  146,784
                                          3,747      Russ Berrie & Co., Inc. (a)                                          57,104
                                          7,254      School Specialty, Inc. (a)                                          255,994
                                          8,700      Sonic Automotive, Inc.                                              200,883
                                          8,400      Stage Stores, Inc.                                                  246,456
                                          7,303      Stamps.com, Inc. (a)                                                139,195

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          7,824      Stein Mart, Inc.                                              $     119,003
                                          7,300      Talbots, Inc.                                                       198,925
                                         10,390      Tuesday Morning Corp.                                               144,213
                                         10,366      Tween Brands, Inc. (a)                                              389,761
                                         13,980      United Natural Foods, Inc. (a)                                      433,240
                                          9,856      ValueVision Media, Inc. Class A (a)                                 114,231
                                          3,100      Volcom, Inc. (a)                                                     69,874
                                         18,300      The Wet Seal, Inc. Class A (a)                                      112,362
                                         15,300      Zale Corp. (a)                                                      424,422
                                          4,000      Zumiez, Inc. (a)                                                    108,000
                                                                                                                   -------------
                                                                                                                      17,985,470
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.2%                     6,237      Anchor Bancorp Wisconsin, Inc.                                      178,129
                                          8,750      BFC Financial Corp. (a)                                              50,750
                                         23,438      Bank Mutual Corp.                                                   284,303
                                         18,142      BankAtlantic Bancorp, Inc. Class A                                  257,979
                                          9,073      BankUnited Financial Corp. Class A                                  236,533
                                          2,600      Berkshire Hills Bancorp, Inc.                                        92,534
                                         23,487      Brookline Bancorp, Inc.                                             322,946
                                            500      Charter Financial Corp. (a)                                          19,995
                                          1,500      Citizens First Bancorp, Inc.                                         38,190
                                          4,842      Coastal Financial Corp.                                              60,961
                                         15,426      Commercial Capital Bancorp, Inc.                                    245,890
                                          9,549      Dime Community Bancshares, Inc.                                     140,657
                                          6,400      Downey Financial Corp.                                              425,856
                                          9,522      Fidelity Bankshares, Inc.                                           371,453
                                          3,826      First Financial Holdings, Inc.                                      130,926
                                          5,800      First Indiana Corp.                                                 150,858
                                         39,653      First Niagara Financial Group, Inc.                                 578,141
                                          3,100      First Place Financial Corp.                                          70,246
                                          8,150      First Republic Bank                                                 346,864
                                          4,800      FirstFed Financial Corp. (a)                                        272,256
                                         11,250      Flagstar Bancorp, Inc.                                              163,688
                                          7,875      Flushing Financial Corp.                                            137,813
                                          2,978      Great Southern Bancorp, Inc.                                         83,682
                                          7,317      Harbor Florida Bancshares, Inc.                                     324,216
                                          3,000      Horizon Financial Corp.                                              89,580
                                          3,050      IBERIABANK Corp.                                                    186,050
                                          1,800      ITLA Capital Corp.                                                   96,768
                                          9,100      KNBT Bancorp, Inc.                                                  146,328
                                          6,600      Kearny Financial Corp.                                              100,188
                                         10,960      MAF Bancorp, Inc.                                                   452,538
                                            300      NASB Financial, Inc.                                                 11,937
                                         20,811      Netbank, Inc.                                                       125,907
                                         34,900      NewAlliance Bancshares, Inc.                                        511,285
                                          4,867      Northwest Bancorp, Inc.                                             124,109
                                          3,296      OceanFirst Financial Corp.                                           70,699
                                         13,965      Ocwen Financial Corp. (a)                                           208,079
                                          8,211      PFF Bancorp, Inc.                                                   304,135
                                         14,228      Partners Trust Financial Group, Inc.                                152,382

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,000      Pennfed Financial Services, Inc.                              $      50,310
                                         23,958      Provident Financial Services, Inc.                                  443,463
                                         12,689      Provident New York Bancorp                                          173,586
                                          3,200      Rockville Financial, Inc.                                            46,368
                                         12,953      Sterling Financial Corp.                                            420,066
                                          4,200      Texas United Bancshares, Inc.                                       138,558
                                          5,800      TierOne Corp.                                                       196,794
                                          8,561      United Community Financial Corp.                                    105,471
                                         34,533      W Holding Co., Inc.                                                 204,090
                                            400      Westfield Financial, Inc.                                            12,708
                                          7,400      Willow Grove Bancorp, Inc.                                          115,884
                                                                                                                   -------------
                                                                                                                       9,472,149
--------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                   12,835      Newport Corp. (a)                                                   209,211
Suppliers - 0.2%                         10,335      Varian, Inc. (a)                                                    474,066
                                                                                                                   -------------
                                                                                                                         683,277
--------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                   16,545      CharterMac                                                          330,238
Services - 0.5%                           4,600      GFI Group, Inc. (a)                                                 254,334
                                          4,200      Gladstone Investment Corp.                                           61,320
                                         33,600      Knight Capital Group, Inc. Class A (a)                              611,520
                                         16,800      LaBranche & Co., Inc. (a)(g)                                        174,216
                                         13,800      MarketAxess Holdings, Inc. (a)                                      144,486
                                         10,261      NCO Group, Inc. (a)                                                 269,043
                                          6,600      optionsXpress Holdings, Inc.                                        184,008
                                          3,900      Penson Worldwide, Inc. (a)                                           70,005
                                          5,004      SWS Group, Inc.                                                     124,550
                                          3,800      Thomas Weisel Partners Group, Inc. (a)                               60,990
                                                                                                                   -------------
                                                                                                                       2,284,710
--------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.5%              13,870      ABM Industries, Inc.                                                260,201
                                          9,405      AMN Healthcare Services, Inc. (a)                                   223,369
                                          7,261      Administaff, Inc.                                                   244,696
                                          7,000      The Advisory Board Co. (a)                                          353,640
                                          5,700      Ambassadors Group, Inc.                                             161,196
                                          1,100      Ambassadors International, Inc.                                      34,749
                                            700      Barrett Business Services (a)                                        15,029
                                         24,253      CBIZ, Inc. (a)                                                      177,047
                                          5,601      CDI Corp.                                                           115,997
                                          4,700      CRA International, Inc. (a)                                         224,002
                                          6,978      Casella Waste Systems, Inc. (a)                                      72,153
                                          2,800      Central Parking Corp.                                                46,200
                                          8,272      Chemed Corp.                                                        266,855
                                          5,300      Clark, Inc.                                                          59,731
                                          6,250      CoStar Group, Inc. (a)                                              258,250
                                         13,400      Cogent, Inc. (a)                                                    183,982
                                          6,600      Coinmach Service Corp. Class A                                       65,538
                                          8,792      Coinstar, Inc. (a)                                                  253,034
                                          1,500      Cornell Cos., Inc. (a)                                               25,920
                                         12,600      Cross Country Healthcare, Inc. (a)                                  214,200
                                          9,800      Diamond Management & Technology Consultants, Inc. (a)               109,172
                                          5,700      DynCorp. International, Inc. (a)                                     71,763
                                          7,704      Exponent, Inc. (a)                                                  128,426
                                         12,541      FTI Consulting, Inc. (a)                                            314,277
                                          2,200      First Advantage Corp. Class A (a)                                    45,892

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         10,000      First Consulting Group, Inc. (a)                              $      97,500
                                          4,481      Forrester Research, Inc. (a)                                        117,895
                                          6,777      G&K Services, Inc. Class A                                          246,886
                                          4,900      The Geo Group, Inc. (a)                                             207,025
                                         10,000      Gevity HR, Inc.                                                     227,800
                                         16,500      Harris Interactive, Inc. (a)                                        100,650
                                          7,158      Heidrick & Struggles International, Inc. (a)                        257,688
                                         15,800      Home Solutions of America, Inc. (a)(g)                               86,584
                                         10,400      Hudson Highland Group, Inc. (a)                                     101,920
                                          1,300      ICT Group, Inc. (a)                                                  40,911
                                         34,700      IKON Office Solutions, Inc.                                         466,368
                                         10,700      Jackson Hewitt Tax Service, Inc.                                    321,107
                                          6,768      Kelly Services, Inc. Class A                                        185,511
                                          6,300      Kenexa Corp. (a)                                                    158,886
                                         11,700      Kforce, Inc. (a)                                                    139,581
                                          6,300      The Knot, Inc. (a)                                                  139,419
                                         12,968      Korn/Ferry International (a)                                        271,550
                                         17,322      Labor Ready, Inc. (a)                                               275,939
                                         11,200      Lightbridge, Inc. (a)                                               131,264
                                          4,300      Liquidity Services, Inc. (a)                                         67,037
                                          6,004      MAXIMUS, Inc.                                                       156,704
                                         32,705      MPS Group, Inc. (a)                                                 494,173
                                          4,942      Midas, Inc. (a)                                                     102,201
                                          5,100      Monro Muffler, Inc.                                                 173,451
                                         13,523      Navigant Consulting, Inc. (a)                                       271,271
                                         15,200      Net 1 UEPS Technologies, Inc. (a)                                   347,472
                                          4,117      Netratings, Inc. (a)                                                 58,585
                                          6,300      On Assignment, Inc. (a)                                              61,803
                                         17,364      PHH Corp. (a)                                                       475,774
                                          8,200      People Support, Inc. (a)                                            151,700
                                          7,500      Perficient, Inc. (a)                                                117,600
                                          3,260      Pre-Paid Legal Services, Inc. (g)                                   129,324
                                          5,300      The Providence Service Corp. (a)                                    146,227
                                         14,000      Regis Corp.                                                         501,900
                                         17,532      Resources Connection, Inc. (a)                                      469,682
                                          9,402      Rollins, Inc.                                                       198,476
                                         13,800      Sirva, Inc. (a)                                                      36,708
                                         13,700      Sitel Corp. (a)                                                      41,237
                                         14,200      Source Interlink Cos., Inc. (a)                                     134,900
                                         18,229      Spherion Corp. (a)                                                  130,337
                                            600      Standard Parking Corp. (a)                                           18,828
                                          5,940      Startek, Inc.                                                        74,072
                                         28,900      Synagro Technologies, Inc.                                          121,958
                                         10,389      TeleTech Holdings, Inc. (a)                                         162,380
                                         19,131      Tetra Tech, Inc. (a)                                                333,262
                                          1,700      Travelzoo, Inc. (a)                                                  48,994
                                          4,400      Unifirst Corp.                                                      137,456
                                          3,200      Vertrue, Inc. (a)                                                   125,824
                                          6,700      Viad Corp.                                                          237,247
                                          2,259      Volt Information Sciences, Inc. (a)                                  80,307
                                         15,718      Waste Connections, Inc. (a)                                         595,869

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                            700      Waste Industries USA, Inc.                                    $      18,921
                                          6,533      Waste Services, Inc. (a)                                             59,711
                                         13,415      Watson Wyatt Worldwide, Inc.                                        548,942
                                         18,113      Wireless Facilities, Inc. (a)(g)                                     38,762
                                          9,400      World Fuel Services Corp.                                           380,230
                                                                                                                   -------------
                                                                                                                      14,749,128
--------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                          10,000      American Commercial Lines, Inc. (a)                                 594,500
                                          6,700      Gulfmark Offshore, Inc. (a)                                         213,328
                                          4,300      Horizon  Lines, Inc. Class A                                         71,810
                                          3,300      Maritrans, Inc.                                                     120,780
                                          2,100      Star Maritime Acquisition Corp. (a)                                  20,181
                                                                                                                   -------------
                                                                                                                       1,020,599
--------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                              2,300      CROCS, Inc. (a)(g)                                                   78,085
                                          6,200      DSW, Inc. Class A (a)                                               195,300
                                          4,300      Deckers Outdoor Corp. (a)                                           203,476
                                         13,566      The Finish Line, Inc. Class A                                       171,203
                                         10,800      Iconix Brand Group, Inc. (a)                                        173,880
                                         10,296      K-Swiss, Inc. Class A                                               309,498
                                          3,192      Kenneth Cole Productions, Inc. Class A                               77,789
                                          4,100      Shoe Carnival, Inc. (a)                                             103,402
                                          4,655      Skechers U.S.A., Inc. Class A (a)                                   109,439
                                          7,768      Steven Madden Ltd.                                                  304,816
                                         11,635      Stride Rite Corp.                                                   162,424
                                         15,900      Timberland Co. Class A (a)                                          457,443
                                            300      Weyco Group, Inc.                                                     6,711
                                         17,708      Wolverine World Wide, Inc.                                          501,313
                                                                                                                   -------------
                                                                                                                       2,854,779
--------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                             34,827      AK Steel Holding Corp. (a)                                          422,800
                                         15,890      Chaparral Steel Co. (a)                                             541,213
                                          7,534      Gibraltar Industries, Inc.                                          167,104
                                          3,500      Olympic Steel, Inc.                                                  87,010
                                         11,900      Oregon Steel Mills, Inc. (a)                                        581,553
                                          6,750      Schnitzer Steel Industries, Inc. Class A                            212,895
                                          5,200      Steel Technologies, Inc.                                            102,076
                                          3,600      Wheeling-Pittsburgh Corp. (a)                                        61,596
                                         24,000      Worthington Industries, Inc.                                        409,440
                                                                                                                   -------------
                                                                                                                       2,585,687
--------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                              4,700      Imperial Sugar Co. New Shares                                       146,264
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications                       50,600      Andrew Corp. (a)                                                    467,038
Equipment - 0.9%                         33,900      Arris Group, Inc. (a)                                               388,494
                                          5,285      Audiovox Corp. Class A (a)                                           73,567
                                         13,461      Belden CDT, Inc.                                                    514,614
                                         17,934      C-COR, Inc. (a)                                                     153,874
                                          5,300      CalAmp Corp. (a)                                                     32,277
                                         18,100      Interdigital Communications Corp. (a)                               617,210
                                         11,900      Mastec, Inc. (a)                                                    131,733
                                         14,899      Plantronics, Inc.                                                   261,179
                                         27,400      Polycom, Inc. (a)                                                   672,122
                                         40,377      Powerwave Technologies, Inc. (a)                                    306,865
                                          8,100      Radyne Corp. (a)                                                     99,144
                                         19,000      Symmetricom, Inc. (a)                                               153,330
                                                                                                                   -------------
                                                                                                                       3,871,447
--------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                  15,121      Interface, Inc. Class A (a)                                         194,758
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                         17,500      Carter's, Inc. (a)                                            $     461,825
Manufacturers - 1.0%                      2,500      Cherokee, Inc.                                                       91,525
                                          5,200      Columbia Sportswear Co. (a)                                         290,316
                                          6,485      Guess?, Inc. (a)                                                    314,717
                                          6,300      Hartmarx Corp. (a)                                                   42,651
                                          7,182      Kellwood Co.                                                        207,057
                                          4,500      Maidenform Brands, Inc. (a)                                          86,850
                                          4,842      Oxford Industries, Inc.                                             207,770
                                          3,700      Perry Ellis International, Inc. (a)                                 114,256
                                         17,154      Phillips-Van Heusen Corp.                                           716,523
                                         38,700      Quiksilver, Inc. (a)                                                470,205
                                          5,600      True Religion Apparel, Inc. (a)(g)                                  118,216
                                          6,200      Under Armour, Inc. Class A (a)(g)                                   248,124
                                         17,400      The Warnaco Group, Inc. (a)                                         336,516
                                                                                                                   -------------
                                                                                                                       3,706,551
--------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                     3,574      Bandag, Inc.                                                        146,677
                                         16,900      Cooper Tire & Rubber Co. (g)                                        170,014
                                          3,900      Titan International, Inc. (g)                                        70,512
                                                                                                                   -------------
                                                                                                                         387,203
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                           37,855      Alliance One International, Inc. (a)                                155,206
                                          4,920      Schweitzer-Mauduit International, Inc.                               93,382
                                          7,456      Universal Corp.                                                     272,368
                                         13,034      Vector Group Ltd.                                                   211,406
                                                                                                                   -------------
                                                                                                                         732,362
--------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                              10,730      Jakks Pacific, Inc. (a)                                             191,316
                                         10,800      Leapfrog Enterprises, Inc. (a)(g)                                    85,644
                                         17,400      Marvel Entertainment, Inc. (a)                                      420,036
                                                                                                                   -------------
                                                                                                                         696,996
--------------------------------------------------------------------------------------------------------------------------------
Transportation                            9,100      Celadon Group, Inc. (a)                                             151,424
Miscellaneous - 0.3%                      1,500      Dynamex, Inc. (a)                                                    31,125
                                         12,700      HUB Group, Inc. Class A (a)                                         289,306
                                         11,700      Pacer International, Inc.                                           324,792
                                          5,981      Saia, Inc. (a)                                                      194,981
                                          4,100      US Xpress Enterprises, Inc. Class A (a)                              94,915
                                                                                                                   -------------
                                                                                                                       1,086,543
--------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                           7,541      Arkansas Best Corp.                                                 324,489
                                         11,532      Forward Air Corp.                                                   381,594
                                         19,173      Heartland Express, Inc.                                             300,633
                                         17,662      Knight Transportation, Inc.                                         299,371
                                          4,450      Marten Transport Ltd. (a)                                            76,051
                                          9,425      Old Dominion Freight Line, Inc. (a)                                 283,033
                                          1,100      PAM Transportation Services (a)                                      27,566
                                            100      Patriot Transportation Holding, Inc. (a)                              7,556
                                          1,000      Quality Distribution, Inc. (a)                                       14,720
                                          4,100      USA Truck, Inc. (a)                                                  78,105
                                          1,700      Universal Truckload Services, Inc. (a)                               44,149
                                         17,300      Werner Enterprises, Inc.                                            323,683
                                                                                                                   -------------
                                                                                                                       2,160,950
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV &                    17,600      Mediacom Communications Corp. Class A (a)                           125,312
Radio - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                                9,166      Allete, Inc.                                                        398,263
Electrical - 1.6%                        15,175      Avista Corp.                                                        359,344
                                         12,000      Black Hills Corp.                                                   403,320

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,989      CH Energy Group, Inc.                                         $     256,784
                                         17,867      Cleco Corp.                                                         450,963
                                         30,040      Duquesne Light Holdings, Inc.                                       590,586
                                         15,308      El Paso Electric Co. (a)                                            341,981
                                          8,068      The Empire District Electric Co.                                    180,562
                                         13,100      IDACORP, Inc.                                                       495,311
                                          4,000      ITC Holdings Corp.                                                  124,800
                                          6,145      MGE Energy, Inc.                                                    198,975
                                         11,300      NorthWestern Corp.                                                  395,274
                                          9,186      Otter Tail Corp.                                                    268,599
                                         21,400      PNM Resources, Inc.                                                 589,998
                                          4,100      Pike Electric Corp. (a)                                              61,090
                                         10,500      Portland General Electric Co.                                       256,305
                                          9,167      UIL Holdings Corp.                                                  343,762
                                         10,483      Unisource Energy Corp.                                              349,398
                                         27,200      Westar Energy, Inc.                                                 639,472
                                                                                                                   -------------
                                                                                                                       6,704,787
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas                            5,322      Cascade Natural Gas Corp.                                           138,851
Distributors - 1.0%                       2,200      EnergySouth, Inc.                                                    74,250
                                          6,048      The Laclede Group, Inc.                                             194,020
                                          9,174      New Jersey Resources Corp.                                          452,278
                                         13,800      Nicor, Inc. (g)                                                     590,088
                                          8,699      Northwest Natural Gas Co.                                           341,697
                                         13,100      Peoples Energy Corp.                                                532,515
                                         25,100      Piedmont Natural Gas Co. (g)                                        635,281
                                          9,232      South Jersey Industries, Inc.                                       276,129
                                         12,790      Southwest Gas Corp.                                                 426,163
                                         17,500      WGL Holdings, Inc.                                                  548,450
                                                                                                                   -------------
                                                                                                                       4,209,722
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                              118,500      Aquila, Inc. (a)                                                    513,105
Miscellaneous - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                               17,000      Alaska Communications Systems Group, Inc.                           225,590
Telecommunications - 1.3%                   400      Atlantic Tele-Network Inc.                                            7,392
                                          5,155      CT Communications, Inc.                                             111,967
                                          5,626      Centennial Communications Corp.                                      29,987
                                         86,400      Cincinnati Bell, Inc. (a)                                           416,448
                                          8,333      Commonwealth Telephone Enterprises, Inc.                            343,570
                                          7,200      Consolidated Communications Holdings, Inc.                          134,712
                                         52,500      Dobson Communications Corp. Class A (a)                             368,025
                                          1,600      Eschelon Telecom, Inc. (a)                                           27,184
                                         10,400      FairPoint Communications, Inc.                                      180,960
                                         39,050      FiberTower Corp. (a)(g)                                             369,023
                                         16,939      General Communication Inc. Class A (a)                              209,874
                                          6,492      Golden Telecom, Inc. (f)                                            196,383
                                         16,800      IDT Corp. Class B (a)                                               242,256
                                         10,600      Iowa Telecommunications Services, Inc.                              209,774
                                          6,200      iPCS, Inc. (a)                                                      332,010
                                          6,900      NTELOS Holdings Corp. (a)                                            88,113
                                          4,121      North Pittsburgh Systems, Inc.                                      103,726
                                         28,300      Premiere Global Services, Inc. (a)                                  245,644
                                          8,300      RCN Corp. (a)                                                       234,890
                                          1,700      Shenandoah Telecom Co.                                               73,899
                                          4,600      SureWest Communications                                              89,562
                                         13,633      Talk America Holdings, Inc. (a)                                     129,513

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         39,000      Time Warner Telecom, Inc. Class A (a)                         $     741,390
                                         10,420      USA Mobility, Inc.                                                  237,993
                                                                                                                   -------------
                                                                                                                       5,349,885
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                   4,585      American States Water Co.                                           175,376
                                          5,396      California Water Service Group                                      199,274
                                          3,748      SJW Corp.                                                           112,103
                                          9,983      Southwest Water Co.                                                 122,092
                                                                                                                   -------------
                                                                                                                         608,845
--------------------------------------------------------------------------------------------------------------------------------
Wholesale & International                11,625      Central European Distribution Corp. (a)                             272,141
Trade - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                       18,430      Brightpoint, Inc. (a)                                               262,075
                                         13,800      LKQ Corp. (a)                                                       303,186
                                            900      MWI Veterinary Supply, Inc. (a)                                      30,177
                                          8,700      Prestige Brands Holdings, Inc. (a)                                   96,918
                                         10,469      United Stationers, Inc. (a)                                         486,913
                                                                                                                   -------------
                                                                                                                       1,179,269
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks (Cost - $335,785,536) - 96.8%               413,819,541
--------------------------------------------------------------------------------------------------------------------------------

                                                     Exchange-Traded Funds
--------------------------------------------------------------------------------------------------------------------------------
                                        169,590      iShares Russell 2000 Index Fund (g)                              12,205,392
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Exchange-Traded Funds
                                                     (Cost - $12,341,064) - 2.9%                                      12,205,392
--------------------------------------------------------------------------------------------------------------------------------

                                                     Mutual Funds
--------------------------------------------------------------------------------------------------------------------------------
Investment Management                     4,400      Gladstone Capital Corp. (g)                                          96,844
Companies - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Mutual Funds (Cost - $92,876) - 0.0%                           96,844
--------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest      Other Interests (b)
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%         $       500      PetroCorp Incorporated (Escrow Shares) (a)(b)                             0
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Other Interests (Cost - $0) - 0.0%                                  0
--------------------------------------------------------------------------------------------------------------------------------

                                                     Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                    $ 1,837,331      BlackRock Liquidity Series, LLC
                                                     Cash Sweep Series I, 5.18% (c)(e)                                 1,837,331
                                     35,009,850      BlackRock Liquidity Series,
                                                     Money Market Series, 5.33% (c)(d)(e)                             35,009,850
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $36,847,181) - 8.6%                                      36,847,181
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $385,066,657*) - 108.3%               462,968,958

                                                     Liabilities in Excess of Other Assets - (8.3%)                  (35,468,082)
                                                                                                                   -------------
                                                     Net Assets - 100.0%                                           $ 427,500,876
                                                                                                                   =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 388,798,301
                                                                  =============
      Gross unrealized appreciation                               $  97,714,425
      Gross unrealized depreciation                                 (23,543,768)
                                                                  -------------
      Net unrealized appreciation                                 $  74,170,657
                                                                  =============

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
                                                                    Net               Interest
      Affiliate                                                   Activity             Income
      -----------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I        $ 1,195,656        $ 1,832,802
      BlackRock Liquidity Series, Money Market Series            $21,544,795        $   299,817
      -----------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of September 30, 2006.
(f)   Depositary receipts.
(g)   Security, or a portion of security, is on loan.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration        Face           Unrealized
      Contracts      Issue             Date           Value         Appreciation
      --------------------------------------------------------------------------
                  Russell 2000       December
          7       Index Series         2006        $2,501,591       $   60,759
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2006